Scudder Variable Series

Semiannual Report

June 30, 2002

Contents

<Click Here> Letter from the Fund's President

Money Market Portfolio

<Click Here> Portfolio Management Discussion

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

Bond Portfolio

<Click Here> Portfolio Management Discussion

<Click Here> Performance Update

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

Balanced Portfolio

<Click Here> Portfolio Management Discussion

<Click Here> Performance Update

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

Growth and Income Portfolio

<Click Here> Portfolio Management Discussion

<Click Here> Performance Update

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

Capital Growth Portfolio

<Click Here> Portfolio Management Discussion

<Click Here> Performance Update

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

21st Century Growth Portfolio

<Click Here> Portfolio Management Discussion

<Click Here> Performance Update

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

Global Discovery Portfolio

<Click Here> Portfolio Management Discussion

<Click Here> Performance Update

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

International Portfolio

<Click Here> Portfolio Management Discussion

<Click Here> Performance Update

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

Health Sciences Portfolio

<Click Here> Portfolio Management Discussion

<Click Here> Performance Update

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Shareholder Meeting Results

Letter from the Fund's President

Dear Shareholders,

These are times that test the principles of long-term investing. We applaud your patience and commitment to your annuity portfolios in a challenging market environment that has been characterized by emotion and irrational pessimism.

We'd be foolish if we tried to predict exactly when the tide will turn. What the market needs now - just as much as a sales and earnings recovery - is a restoration of confidence that a prudently balanced portfolio can offer solid opportunities for investors who are prepared to accept the stock and bond markets' short-term risks.

In managing your annuity portfolios, we seek the best potential return for your investment dollars - by exploring new ways to deliver value to your portfolio, and by providing you with the tools needed to make informed investment decisions.

Our alliance with Deutsche Bank since April has provided us with new resources as well as a new sense of energy and purpose. We're now part of the fourth largest asset management firm in the world, and we hope to leverage our global talents and size to efficiently offer you opportunities to meet your long-term goals.

As you review your personal investment and annuity strategy, we ask that you not give in to fear that the recent past will be repeated, but instead look to the potential for a brighter future. We believe you'll continue to see the long-term merits of owning variable and/or fixed annuity contracts as components of a well-diversified portfolio.

Thank you for your continued investment in Scudder Variable Series I.

Sincerely,

William F. Glavin, Jr.
President
Scudder Variable Series I

Portfolio Management Discussion June 30, 2002

Money Market Portfolio

The market experienced a significant shift during the six-month period ended June 30, 2002. In the first quarter of 2002, overall market sentiment pointed to the Federal Reserve Board increasing short-term interest rates sometime later in 2002 as it appeared that the economy was on track to recovery. However, that sentiment shifted significantly during the second quarter with the rate increase becoming unlikely as investor confidence sharply declined, particularly following an announcement that WorldCom had committed massive accounting fraud. As a result, yields on money market securities declined further during the second quarter. Rates fell amid more reports of accounting scandals from some U.S. corporations, continued concerns about terrorist activity and the potential for war in the Middle East.

After April 8, the portfolio was restructured under a group led by Darlene Rasel, with a focus on creating a portfolio with strong potential for yield, while maintaining stability. While the portfolio had previously focused on issues across a wide range of maturities, the portfolio is now concentrated in short-maturity issues and a small number of longer-maturity issues. The short-maturity issues help provide stability. The longer-maturity issues are added to boost potential yield, and effectively boosted the portfolio's weighted average maturity to a range of 60 to 90 days. While it appears that the United States has rebounded from last year's economic downturn, management believes the acceleration in the economy will not likely be as strong as investors had hoped it would be earlier in 2002.

Darlene M. Rasel
Lead Manager

Investment Portfolio as of June 30, 2002 (Unaudited)

Money Market Portfolio

	Principal Amount ($)	Value ($)
Commercial Paper 87.2%
American Honda Finance Corp., 1.9%*, 8/23/2002	4,000,000	3,999,942
Bavaria Universal Funding Corp., 1.81%**, 7/22/2002	5,000,000	4,994,721
Bayersische Hypo-Und Vereinsbank AG, 1.8%**, 7/24/2002	5,000,000	4,994,250
Blue Ridge Asset Funding Corp., 1.78%**, 7/9/2002	5,000,000	4,998,022
Canadian Imperial Bank of Commerce, 2.71%, 3/17/2003	3,000,000	3,009,689
Delaware Funding Corp., 1.8%**, 7/26/2002	5,000,000	4,993,750
Falcon Asset Securitization Corp., 1.8%**, 7/25/2002	5,000,000	4,994,000
Greyhawk Funding LLC, 1.68%**, 7/12/2002	5,000,000	4,997,433
Household Finance Corp., 1.98%*, 12/20/2002	5,000,000	4,998,822
ING (U.S.) Funding LLC, 1.78%**, 7/22/2002	5,000,000	4,994,808
Jupiter Securitization Corp., 1.79%**, 7/10/2002	3,288,000	3,286,529
Kitty Hawk Funding Corp., 1.92%**, 7/26/2002	5,000,000	4,993,333
Park Avenue Receivables Corp., 1.8%**, 7/29/2002	5,000,000	4,993,000
Pennine Funding LLC, 2.15%**, 7/2/2002	5,000,000	4,999,701
Perry Global Funding LLC, 1.83%**, 7/16/2002	5,000,000	4,996,189
Private Export Funding Corp., 2.05%**, 8/6/2002	6,000,000	5,987,700
Scaldis Capital LLC, 1.81%**, 7/25/2002	5,000,000	4,993,967
Sheffield Receivables Corp., 1.83%**, 7/23/2002	5,000,000	4,994,408
Sigma Finance, 2.08%**, 7/11/2002	5,000,000	4,997,111
Svenska Handelsbanken, 2.5%, 6/13/2003	4,000,000	3,999,060
Swedish National Housing Finance Corp., 1.95%**, 8/7/2002	5,000,000	4,989,979
Verizon Communications, Inc., 6.56%, 8/14/2002	5,000,000	5,027,192
West Banking Corp., 2.175%, 1/24/2003	4,000,000	4,000,113
Total Commercial Paper (Cost $109,233,719)	109,288,000	109,233,719

Certificates of Deposit and Bank Notes 8.8%
American Express Centurion Bank, 1.834%*, 11/6/2002	5,000,000	5,000,000
Dresdner Bank AG, 2.58%, 5/8/2003	3,000,000	3,003,611
Toronto-Dominion Bank, 2.49%, 3/7/2003	3,000,000	3,004,267
Total Certificates of Deposit and Bank Notes (Cost $11,007,878)		11,007,878

Repurchase Agreements 4.0%
State Street Bank and Trust Company, 1.88% to be repurchased at $5,081,265 on 7/1/2002 (b) (Cost $5,081,000)	5,081,000	5,081,000
Total Investment Portfolio - 100.0% (Cost $125,322,597) (a)		125,322,597

* Floating rate notes are securities whose interest rates vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their rate as of June 30, 2002.
** Annualized yield at time of purchase; not a coupon rate.
(a) Cost for federal income tax purposes is $125,322,597.
(b) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

At December 31, 2001, the Money Market Portfolio had a net tax basis capital loss carryforward of approximately $7,200 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2005 ($800), December 31, 2008 ($3,000) and December 31, 2009 ($3,400), the respective expiration dates, whichever comes first.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Money Market Portfolio

Statement of Assets and Liabilities as of June 30, 2002 (Unaudited)
Assets
Investments in securities, at value (cost $125,322,597)	$ 125,322,597
Cash	864
Interest receivable	226,893
Receivable for Portfolio shares sold	4,527,124
Total assets	130,077,478
Liabilities
Payable for Portfolio shares redeemed	406,823
Accrued management fee	38,201
Other accrued expenses and payables	35,097
Total liabilities	480,121
Net assets, at value	$ 129,597,357
Net Assets
Net assets consist of: Accumulated net realized gain (loss)	(5,028)
Paid-in capital	129,602,385
Net assets, at value	$ 129,597,357
Net Asset Value, offering and redemption price per share ($129,597,357 / 129,591,211 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00

Statement of Operations for the six months ended June 30, 2002 (Unaudited)
Investment Income
Income: Interest	$ 1,240,852
Expenses: Management fee	234,824
Custodian fees	5,439
Accounting fees	13,202
Auditing	3,763
Legal	3,336
Trustees' fees and expenses	2,977
Reports to shareholders	10,372
Other	1,769
Total expenses, before expense reductions	275,682
Expense reductions	(109)
Total expenses, after expense reductions	275,573
Net investment income	965,279
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	2,123
Net gain (loss) on investment transactions	2,123
Net increase (decrease) in net assets resulting from operations	$ 967,402

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2002 (Unaudited)	Year Ended December 31, 2001
Operations: Net investment income	$ 965,279	$ 4,834,222
Net realized gain (loss)	2,123	(2,896)
Net increase (decrease) in net assets resulting from operations	967,402	4,831,326
Distributions to shareholders from net investment income	(965,279)	(4,834,222)
Portfolio share transactions: Proceeds from shares sold	579,562,736	1,140,826,516
Reinvestment of distributions	965,279	4,834,222
Cost of shares redeemed	(590,042,657)	(1,127,200,385)
Net increase (decrease) in net assets from Portfolio share transactions	(9,514,642)	18,460,353
Increase (decrease) in net assets	(9,512,519)	18,457,457
Net assets at beginning of period	139,109,876	120,652,419
Net assets at end of period	$ 129,597,357	$ 139,109,876
Other Information
Shares outstanding at beginning of period	139,105,642	120,652,419
Shares sold	579,562,947	1,140,819,926
Shares issued to shareholders in reinvestment of distributions	965,279	4,834,222
Shares redeemed	(590,042,657)	(1,127,200,925)
Net increase (decrease) in Portfolio shares	(9,514,431)	18,453,223
Shares outstanding at end of period	129,591,211	139,105,642

Financial Highlights

Money Market Portfolio

Years Ended December 31,	2002[b]	2001	2000	1999	1998	1997
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.008	.038	.060	.049	.052	.051
Less distributions from: Net investment income	(.008)	(.038)	(.060)	(.049)	(.052)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.76**	3.88	6.21	4.99	5.29	5.25
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	130	139	121	179	148	103
Ratio of expenses before expense reductions (%)	.43*	.46[a]	.46	.43	.44	.46
Ratio of expenses after expense reductions (%)	.43*	.45[a]	.46	.43	.44	.46
Ratio of net investment income (%)	1.52*	3.77	6.00	4.90	5.17	5.15

a The ratios of expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .45% and .45%.
b For the six months ended June 30, 2002 (Unaudited).
* Annualized ** Not Annualized

The accompanying notes are an integral part of the financial statements.

Portfolio Management Discussion June 30, 2002

Bond Portfolio

The bond market's results were mixed in the six-month period ended June 30, 2002. In the first quarter of 2002, overall market sentiment pointed to the Federal Reserve Board increasing short-term interest rates sometime later in 2002 as it appeared that the economy was strengthening. However, that sentiment shifted significantly during the second quarter with an interest rate increase becoming unlikely as investor confidence sharply declined, particularly following an announcement that WorldCom had committed massive accounting fraud. In that environment, investors flocked to higher-quality issues in the midst of more announcements of corporate accounting scandals. While that demand led higher-quality fare to outperform, certain corporate bonds and high-yield issues struggled in that environment. In the six-month period, the portfolio underperformed the Lipper Corporate Debt Funds A Rated category. The portfolio's returns were held back by stakes in cable and telecommunications issues. The significant reduction early in the quarter to the portfolio's stake in WorldCom bonds, however, helped the portfolio's overall performance, as an audit committee at WorldCom uncovered accounting fraud in late June. The portfolio's new management team, which took over after April 8, has been restructuring the portfolio to help reduce overall risk and create greater diversification. As a result, management has cut the portfolio's stake in investment-grade corporate bonds, while increasing its exposure to mortgage-backed securities - moves that aided absolute returns in the period. Also, the portfolio's corporate exposure has become more diversified across various sectors, and stakes in individual issues have decreased. Management expects the current market volatility to continue into the third quarter.

David Baldt J. Christopher Gagnier
Gary Bartlett Warren Davis
Daniel Taylor Thomas Flaherty
Andrew Cestone
Co-Managers of the Fund

Performance Update June 30, 2002

Bond Portfolio

Growth of an Assumed $10,000 Investment
-- Bond Portfolio - Class A -- LBAB Index

The Lehman Brothers Aggregate Bond (LBAB) Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
		1-Year	3-Year	5-Year	10-Year
Bond Portfolio - Class A	Growth of $10,000	$10,531	$11,974	$13,336	$18,799
	Average annual total return	5.31%	6.19%	5.93%	6.52%
LBAB Index	Growth of $10,000	$10,863	$12,634	$14,405	$20,316
	Average annual total return	8.63%	8.11%	7.57%	7.35%

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Portfolio Summary June 30, 2002

Quality	6/30/02	12/31/01

U.S. Government & Agencies	54%	49%
AAA*	13%	12%
AA	2%	-
A	16%	14%
BBB	15%	22%
BB	-	2%
B	-	1%
	100%	100%

Average Quality: AA+ and A, respectively.
* Category includes cash equivalents
Effective Maturity	6/30/02	12/31/01

Less than 1 year	-	8%
1 < 5 years	63%	34%
5 < 8 years	8%	18%
8 < 15 years	20%	27%
15 years or greater	9%	13%
	100%	100%

Weighted average effective maturity: 7.3 years and 8.7 years, respectively.

Quality and diversification are subject to change.

Diversification	6/30/02	12/31/01

Corporate Bonds	31%	37%
Federal National Mortgage Association	26%	13%
U.S. Treasury Obligations	14%	30%
Cash Equivalents	8%	10%
Asset-Backed Securities	7%	2%
Government National Mortgage Association	5%	5%
Federal Home Loan Mortgage Corporation	5%	-
Foreign Bonds - U.S.$ Denominated	3%	3%
Other	1%	-
	100%	100%

A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio as of June 30, 2002 (Unaudited)

Bond Portfolio

	Principal Amount ($)	Value ($)
Corporate Bonds 30.8%
Communications 3.1%
Global Crossing Holdings Ltd., 9.5%, 11/15/2009*	500,000	5,000
Nextel Communications, Inc., 9.375%, 11/15/2009	110,000	55,825
Qwest Capital Funding, Inc., 7.25%, 2/15/2011	50,000	28,000
Qwest Corp., 5.625%, 11/15/2008	50,000	37,500
Sprint Capital Corp.:
5.7%, 11/15/2003	2,250,000	1,999,393
6.125%, 11/15/2008	900,000	688,709
Verizon Wireless, Inc., 5.375%, 12/15/2006	1,875,000	1,749,279
WorldCom, Inc., 6.95%, 8/15/2028*	50,000	7,500
		4,571,206
Construction 1.3%
Georgia-Pacific Corp., 8.125%, 5/15/2011	60,000	57,426
Weyehaeuser Co., 5.95%, 11/1/2008	1,800,000	1,818,988
		1,876,414
Consumer Discretionary 0.3%
Chumash Casino & Resort, 9.0%, 7/15/2010	50,000	50,500
DIMON, Inc., Series B, 9.625%, 10/15/2011	50,000	52,375
Park Place Entertainment, Inc., 8.5%, 11/15/2006	300,000	317,250
YUM! Brands, Inc., 7.7%, 7/1/2012	70,000	70,000
		490,125
Durables 0.3%
Arvinmeritor, 6.625%, 6/15/2007	390,000	389,447
Goodyear Tire & Rubber Co., 7.857%, 8/15/2011	50,000	46,110
		435,557
Energy 1.4%
Avista Corp., 9.75%, 6/1/2008	55,000	57,713
Devon Energy Corp., 7.95%, 4/15/2032	450,000	484,059
Devon Financing Corp., 7.875%, 9/30/2031	450,000	479,871
El Paso Corp., 7.875%, 6/15/2012	585,000	588,962
Pioneer Natural Resources Co., 6.5%, 1/15/2008	525,000	499,669
		2,110,274
Financial 12.5%
Citigroup, Inc., 6.875%, 2/15/2098	1,220,000	1,206,725
Erac USA Finance Co., 7.35%, 6/15/2008	1,600,000	1,722,643
Ford Motor Credit Co., 7.5%, 3/15/2005	1,915,000	2,002,717
General Electric Capital Corp.:
6.0%, 6/15/2012	1,460,000	1,453,075
6.5%, 12/10/2007	1,000,000	1,073,643
General Motors Acceptance Corp.:
5.25%, 5/16/2005	865,000	870,303
6.875%, 9/15/2011	265,000	263,097
7.0%, 2/1/2012	375,000	375,488
8.0%, 11/1/2031	1,450,000	1,482,988
Goldman Sachs Group, Inc., 6.6%, 1/15/2012	745,000	758,862
Household Finance Corp.:
5.75%, 1/30/2007	65,000	64,294
6.5%, 1/24/2006	145,000	148,246
Ohio National Life Insurance, 8.5%, 5/15/2026	630,000	667,403
PNC Funding Corp., 5.75%, 8/1/2006	1,625,000	1,674,957
Prudential Insurance Co., 6.375%, 7/23/2006	1,250,000	1,304,891
UnumProvident Corp., 7.375%, 6/15/2032	2,035,000	1,999,978
Wells Fargo Financial, Inc., 4.875%, 6/12/2007	1,430,000	1,428,115
		18,497,425
Health 0.0%
Magellan Health Services, Inc., 9.0%, 2/15/2008	50,000	18,000
Manufacturing 1.0%
Dow Chemical Co., 7.0%, 8/15/2005	150,000	160,828
Equistar Chemicals LP, 8.75%, 2/15/2009	110,000	98,362
International Paper Co., 8.125%, 7/8/2005	865,000	951,194
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011	50,000	51,000
Millennium America, Inc.:
7.0%, 11/15/2006	50,000	47,375
9.25%, 6/15/2008	50,000	51,000
9.25%, 6/15/2008	55,000	56,100
Xerox Corp., 9.75%, 1/15/2009	65,000	53,300
		1,469,159
Media 2.4%
Comcast Cable Communications, 6.375%, 1/30/2006	725,000	702,176
CSC Holdings, Inc., 7.875%, 12/15/2007	1,000,000	837,208
News America Holdings, Inc., 9.25%, 2/1/2013	300,000	345,446
Renaissance Media Group, Step-up Coupon, 0% to 4/15/2003, 10.0%, 4/15/2008	55,000	41,250
Time Warner, Inc., 9.125%, 1/15/2013	1,425,000	1,577,257
Transwestern Publishing, Series B, Step-up Coupon, 0% to 11/15/2002, 11.875%, 11/15/2008	50,000	50,563
		3,553,900
Service Industries 0.1%
Allied Waste North America, Inc., 7.625%, 1/1/2006	55,000	53,075
Service Corp. International, 6.0%, 12/15/2005	50,000	45,750
		98,825
Technology 1.0%
L-3 Communications Corp., 7.625%, 6/15/2012	55,000	55,138
Raytheon Co., 6.3%, 3/15/2005	1,300,000	1,353,892
Solectron Corp., 9.625%, 2/15/2009	50,000	45,500
		1,454,530
Transportation 0.0%
Kansas City Southern Railway, 7.5%, 6/15/2009	50,000	50,063
Utilities 7.4%
Alabama Power Co., 7.125%, 8/15/2004	1,000,000	1,066,064
Calpine Corp.:
7.875%, 4/1/2008	50,000	33,000
8.5%, 2/15/2011	615,000	412,050
Cleveland Electric/Toledo Edison Co., Series B, 7.67%, 7/1/2004	1,850,000	1,954,260
CMS Energy Corp., 8.5%, 4/15/2011	55,000	39,050
KeySpan Corp.:
6.15%, 6/1/2006	450,000	469,777
7.625%, 11/15/2010	1,450,000	1,622,804
Pacificorp, 6.9%, 11/15/2011	1,200,000	1,275,402
Progress Energy, Inc., 6.75%, 3/1/2006	2,400,000	2,521,531
Texas Eastern Transmission Corp., 7.3%, 12/1/2010	1,475,000	1,578,982
		10,972,920
Total Corporate Bonds (Cost $45,693,575)		45,598,398

Asset Backed 6.7%
Automobile Receivables 1.0%
WFS Financial Owner Trust "A4", Series 2002-2, 4.5%, 2/20/2010	1,360,000	1,374,284
Home Equity Loans 0.6%
Oakwood Mortgage Investors, Inc. "A2", Series 2002-B, 5.19%, 9/15/2019	800,000	820,256
Miscellaneous 5.1%
Chase Commercial Mortgage Securities Corp. "A2", Series 1996-2, 6.9%, 11/19/2028	1,675,663	1,793,848
Detroit Edison Securitization Funding LLC "A6", Series 2001-1, 6.62%, 3/1/2016	1,340,000	1,430,620
PECO Energy Transition Trust "A1", Series 2001-A, 6.52%, 12/31/2010	1,760,000	1,888,750
PSE&G Transition Funding LLC "A7", Series 2001-1, 6.75%, 6/15/2016	2,300,000	2,474,075
		7,587,293
Total Asset Backed (Cost $9,579,763)		9,781,833

Foreign Bonds - U.S.$ Denominated 3.4%
British Sky Broadcasting PLC, 6.875%, 2/23/2009	50,000	45,994
Euramax International PLC, 11.25%, 10/1/2006	50,000	50,000
Grupo Iusacell SA De CV, 14.25%, 12/1/2006	50,000	37,500
Pemex Finance Ltd., 9.14%, 8/15/2004	1,566,000	1,658,770
Petroleum Geo-Services ASA, 7.125%, 3/30/2028	50,000	33,500
PTC International Finance BV, Step-up Coupon, 0% to 7/1/2002, 10.75%, 7/1/2007	60,000	61,200
Royal Caribbean Cruises Ltd., 8.75%, 2/2/2011	55,000	51,700
Sappi Papier Holding AG: 6.75%, 6/15/2012	1,385,000	1,402,429
7.5%, 6/15/2032	600,000	604,980
Stagecoach Holdings PLC, 8.625%, 11/15/2009	50,000	48,289
TFM SA de CV, 12.5%, 6/15/2012	70,000	66,150
Tyco International Group SA:
6.125%, 11/1/2008	85,000	65,393
6.375%, 10/15/2011	50,000	38,276
6.75%, 2/15/2011	1,125,000	873,641
Total Foreign Bonds - U.S.$ Denominated (Cost $5,321,279)		5,037,822

U.S. Treasury Obligations 14.1%
U.S. Treasury Bond:
6.0%, 2/15/2026	1,752,000	1,822,348
7.25%, 5/15/2016	4,355,000	5,132,611
8.125%, 8/15/2019	945,000	1,210,447
U.S. Treasury Note:
3.5%, 11/15/2006	825,000	810,305
5.875%, 11/15/2004	7,847,000	8,339,886
6.0%, 8/15/2009	505,000	548,576
6.125%, 8/15/2007	2,181,000	2,377,166
6.75%, 5/15/2005	590,000	643,930
Total U.S. Treasury Obligations (Cost $20,641,996)		20,885,269

Collateralized Mortgage Obligations 3.9%
Federal Home Loan Mortgage Corp.:
Series 2344 QG, 6.0%, 7/15/2016	500,000	507,622
Series T-41 3A, 7.5%, 7/25/2032	680,000	720,904
Federal National Mortgage Association:
Series 2002-3 PG, 5.5%, 2/25/2017	500,000	490,984
Series 2001-51 QN, 6.0%, 10/25/2016	1,360,000	1,371,160
Series 2002-W4 A5, 7.5%, 1/25/2028	660,000	693,155
Series 2002-W6 2A, 7.5%, 8/25/2034	1,940,000	2,060,038
Total Collateralized Mortgage Obligations (Cost $5,820,577)		5,843,863

Government National Mortgage Association 4.6%
Government National Mortgage Association:
6.5% with various maturities until 11/20/2031	2,659,346	2,714,624
7.0% with various maturities until 12/15/2029	3,939,615	4,100,057
Total Government National Mortgage Association (Cost $6,625,417)		6,814,681

U.S. Government Agency Pass-Thrus 23.9%
Federal Home Loan Mortgage Corp., 6.5%, 7/1/2032 (c)	5,900,000	6,027,393
Federal National Mortgage Association:
6.0%, 2/1/2032	1,806,840	1,804,710
6.31%, 6/1/2008	1,700,000	1,798,313
6.5%, with various maturities to 2/1/2032 (d)	10,912,608	11,178,169
7.0%, with various maturities to 7/1/2032	12,823,831	13,295,475
7.5%, with various maturities to 8/1/2016	916,551	970,682
8.0%, 9/1/2015	326,063	347,259
Total U.S. Government Agency Pass-Thrus (Cost $34,875,246)		35,422,001

U.S. Agency Obligations 3.7%
Federal National Mortgage Association:
5.25%, 6/15/2006	850,000	884,621
5.625%, 5/14/2004	3,500,000	3,666,338
7.0%, 7/15/2005	900,000	984,239
Total U.S. Agency Obligations (Cost $5,387,348)		5,535,198
Other 0.9%
Maryland, Airport Revenue, Transportation Authority, 6.65%, 7/1/2032 (Cost $1,360,000)	1,360,000	1,387,117

	Shares	Value ($)
Cash Equivalents 8.0%
Scudder Cash Management QP Trust, 1.93% (b) (Cost $11,765,036)	11,765,036	11,765,036
Total Investment Portfolio - 100.0% (Cost $147,070,237) (a)		148,071,218

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(a) The cost for federal income tax purposes was $147,236,918. At June 30, 2002, net unrealized appreciation for all securities based on tax cost was $834,300. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,472,502 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,638,202.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Mortgage dollar roll.
(d) When-issued or forward delivery securities included.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

Purchases and sales of investment securities (excluding direct U.S. Government obligations, short-term investments and mortgage dollar roll transactions) aggregated $83,162,390 and $80,410,386, respectively. Purchases and sales of direct U.S. Government obligations aggregated $112,601,379 and $148,395,760, respectively. Purchases and sales of mortgage dollar roll transactions aggregated $9,548,154 and $9,591,263, respectively.

At December 31, 2001, the Bond Portfolio had a net tax basis capital loss carryforward of approximately $3,776,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2008, the expiration date.

From November 1, 2001 through December 31, 2001, the Bond Portfolio incurred approximately $107,000 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Bond Portfolio

Statement of Assets and Liabilities as of June 30, 2002 (Unaudited)
Assets
Investments in securities, at value (cost $147,070,237)	$ 148,071,218
Cash	10,000
Receivable for investments sold	8,196,470
Interest receivable	1,440,613
Receivable for Portfolio shares sold	306,822
Total assets	158,025,123
Liabilities
Payable for investments purchased	5,573,833
Payable for when-issued or forward delivery securities	2,144,663
Payable for investments purchased - mortgage dollar rolls	5,979,445
Payable for Portfolio shares redeemed	850,186
Accrued management fee	54,338
Other accrued expenses and payables	44,848
Total liabilities	14,647,313
Net assets, at value	$ 143,377,810
Net Assets
Net assets consist of: Undistributed net investment income	4,037,412
Net unrealized appreciation (depreciation) on investments	1,000,981
Accumulated net realized gain (loss)	(6,999,514)
Paid-in capital	145,338,931
Net assets, at value	$ 143,377,810
Net Asset Value, offering and redemption price per share ($143,377,810 / 21,657,375 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 6.62

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2002 (Unaudited)
Investment Income
Income: Interest	$ 4,693,204
Expenses: Management fee	388,914
Custodian fees	5,530
Accounting fees	26,426
Auditing	10,148
Legal	3,758
Trustees' fees and expenses	2,461
Reports to shareholders	4,286
Other	748
Total expenses, before expense reductions	442,271
Expense reductions	(172)
Total expenses, after expense reductions	442,099
Net investment income	4,251,105
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(2,892,103)
Net unrealized appreciation (depreciation) during the period on investments	1,953,489
Net gain (loss) on investment transactions	(938,614)
Net increase (decrease) in net assets resulting from operations	$ 3,312,491

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2002 (Unaudited)	Year Ended December 31, 2001
Operations: Net investment income	$ 4,251,105	$ 8,586,420
Net realized gain (loss) on investment transactions	(2,892,103)	1,466,354
Net unrealized appreciation (depreciation) on investment transactions during the period	1,953,489	(2,564,251)
Net increase (decrease) in net assets resulting from operations	3,312,491	7,488,523
Distributions to shareholders from: Net investment income	(8,568,166)	(6,205,341)
Portfolio share transactions: Proceeds from shares sold	29,666,061	131,921,598
Reinvestment of distributions	8,568,166	6,205,341
Cost of shares redeemed	(71,462,613)	(59,063,565)
Net increase (decrease) in net assets from Portfolio share transactions	(33,228,386)	79,063,374
Increase (decrease) in net assets	(38,484,061)	80,346,556
Net assets at beginning of period	181,861,871	101,515,315
Net assets at end of period (including undistributed net investment income of $4,037,412 and $8,354,473, respectively)	$ 143,377,810	$ 181,861,871
Other Information
Shares outstanding at beginning of period	26,384,756	14,962,336
Shares sold	4,345,979	19,085,028
Shares issued to shareholders in reinvestment of distributions	1,310,117	933,135
Shares redeemed	(10,383,477)	(8,595,743)
Net increase (decrease) in Portfolio shares	(4,727,381)	11,422,420
Shares outstanding at end of period	21,657,375	26,384,756

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Bond Portfolio

Years Ended December 31,	2002[a]	2001[e]	2000	1999	1998	1997
Selected Per Share Data
Net asset value, beginning of period	$ 6.89	$ 6.78	$ 6.49	$ 6.88	$ 6.87	$ 6.73
Income (loss) from investment operations: Net investment income[b]	.18	.38	.42	.42	.43	.44
Net realized and unrealized gain (loss) on investment transactions	(.03)	.00[c]	.23	(.48)	.01	.15
Total from investment operations	.15	.38	.65	(.06)	.44	.59
Less distributions from: Net investment income	(.42)	(.27)	(.36)	(.22)	(.40)	(.43)
Net realized gains on investment transactions	-	-	-	(.11)	(.03)	(.02)
Total distributions	(.42)	(.27)	(.36)	(.33)	(.43)	(.45)
Net asset value, end of period	$ 6.62	$ 6.89	$ 6.78	$ 6.49	$ 6.88	$ 6.87
Total Return (%)	2.10**	5.75	10.56	(.95)	6.57	9.10
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	143	182	102	94	106	81
Ratio of expenses before expense reductions (%)	.54*	.58[d]	.58	.57	.57	.62
Ratio of expenses after expense reductions (%)	.54*	.57[d]	.58	.57	.57	.62
Ratio of net investment income (%)	5.17*	5.47	6.55	6.38	6.34	6.55
Portfolio turnover rate (%)	267f*	169[f]	288	86	115	56

a For the six months ended June 30, 2002 (Unaudited).
b Based on average shares outstanding during the period.
c The amount of net realized and unrealized gain shown for a share outstanding for the year ended December 31, 2001 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values of the investments of the Portfolio.
d The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .57% and ..57%, respectively.
e As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $.02, increase net realized and unrealized gains and losses per share by $.02, and decrease the ratio of net investment income to average net assets from 5.74% to 5.47%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
f The portfolio turnover rate including mortgage dollar roll transactions was 278% and 193% for the six months ended June 30, 2002 and the year ended December 31, 2001, respectively.
* Annualized
** Not annualized

Portfolio Management Discussion June 30, 2002

Balanced Portfolio

In the face of growing concerns about accounting practices and the resulting impact on investor confidence, equity markets experienced one of their most difficult quarters in many years. And, as value stocks entered their third year of outperformance versus growth stocks, portfolios such as this one, in which the equity portion concentrates on large-cap growth stocks, struggled.

While the portfolio's large-cap, growth-oriented investment style was the biggest factor in its underperformance versus the broad market, gains in the high-quality bond portfolio tempered its exposure to the equity market's volatility and helped mitigate losses from stock holdings.

The portfolio's consumer discretionary and technology holdings detracted from performance. S&P technology stocks, for example, were the broad market's poorest performers and the portfolio held an overweighting in this sector, compared to the S&P 500. However, the portfolio's medical device and medical services holdings outperformed the index. The portfolio also benefited from its underweighting in the highly troubled telecommunications industry. Meanwhile, the decline in stock prices and the strong performance of the portfolio's bond holdings resulted in a decrease in the portfolio's equity allocation and an increase in its bond position. We are in the process of rebalancing the portfolio back to its usual allocation of 60 percent stocks and 40 percent bonds.

The U.S. economy continues to rebound and appears to be on track for renewed growth in the second half of 2002. Although investment markets have not yet responded, we are confident that they will do so eventually, and that many companies will see improved earnings as the economy improves. In our view, a great deal of speculation has been wrung out of the market, and investors seem to be employing a more fundamentally based approach to investing. We believe this favors our basic discipline, which is focused on higher-quality companies that have demonstrated strong competitive positions and earnings growth relative to their industry peers.

William F. Gadsden
Lead Manager

J. Christopher Gagnier Warren Davis
Gary Bartlett Daniel Taylor
David Baldt Thomas Flaherty
Janet Campagna Andrew Cestone
Portfolio Managers Portfolio Managers

Performance Update June 30, 2002

Balanced Portfolio

Growth of an Assumed $10,000 Investment
-- Balanced Portfolio - Class A -- S&P 500 Index - - - LBAB Index - - - - S&P 500 Index (60%) and LBAB Index (40%)

The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lehman Brothers Aggregate Bond (LBAB) Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
		1-Year	3-Year	5-Year	10-Year
Balanced Portfolio - Class A	Growth of $10,000	$8,716	$9,026	$12,729	$23,688
	Average annual total return	-12.84%	-3.36%	4.94%	9.01%
S&P 500 Index	Growth of $10,000	$8,201	$7,491	$11,970	$29,511
	Average annual total return	-17.99%	-9.18%	3.66%	11.43%
LBAB Index	Growth of $10,000	$10,863	$12,634	$14,405	$20,316
	Average annual total return	8.63%	8.11%	7.57%	7.35%
S&P 500 Index (60%) and LBAB Index (40%)	Growth of $10,000	$9,266	$9,548	$12,944	$25,833
	Average annual total return	-7.34%	-2.27%	5.23%	9.80%

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns for the 10-year period would have been lower if the Portfolio's expenses were not maintained. The Balanced Portfolio, with its current name and investment objective, commenced operations on May 1, 1993. Performance figures include the performance of its predecessor, the Managed Diversified Portfolio. Since adopting its current objectives, the cumulative and average annual returns are 111.38% and 8.51%, respectively.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Balanced Portfolio

Equity Holdings
Sector Diversification	6/30/02	12/31/01

Technology	22%	18%
Health	20%	17%
Financial	13%	16%
Consumer Discretionary	12%	11%
Energy	8%	6%
Media	8%	4%
Consumer Staples	7%	7%
Manufacturing	5%	13%
Communications	1%	3%
Other	4%	5%
	100%	100%

Five Largest Equity Holdings at June 30, 2002 (10.7% of Portfolio)
1. Microsoft Corp. Developer of computer software	2.7%
2. Exxon Mobil Corp. Explorer and producer of oil and gas	2.2%
3. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and non-prescription self-medications	2.1%
4. Wal-Mart Stores, Inc. Operator of discount stores	2.0%
5. Johnson & Johnson Provider of health care products	1.7%

Fixed Income Holdings
Diversification	6/30/02	12/31/01

U.S. Treasury Obligations	25%	48%
Corporate Bonds	24%	20%
Federal National Mortgage Association	22%	13%
Cash Equivalents	10%	11%
Asset-Backed Securities	7%	2%
Federal Home Loan Mortgage Corporation	5%	-
Government National Mortgage Association	4%	6%
Foreign Bonds - U.S.$ Denominated	2%	-
Other	1%	-
	100%	100%

Quality	6/30/02	12/31/01

U.S. Government & Agencies	56%	68%
AAA*	21%	14%
AA	2%	1%
A	11%	7%
BBB	10%	9%
BB	-	1%
	100%	100%

* Includes cash equivalents
Sector diversification, quality and holdings are subject to change.

A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio as of June 30, 2002 (Unaudited)

Balanced Portfolio

	Shares	Value ($)
Common Stocks 54.8%
Communications 1.0%
Telephone/Communications
Verizon Communications, Inc.	35,900	1,441,385
Consumer Discretionary 6.6%
Department & Chain Stores 5.4%
Home Depot, Inc.	58,500	2,148,705
Target Corp.	52,300	1,992,630
TJX Companies, Inc.	51,600	1,011,876
Wal-Mart Stores, Inc.	54,200	2,981,542
		8,134,753
Recreational Products 0.8%
Harley-Davidson, Inc.	23,300	1,194,591
Specialty Retail 0.4%
Staples, Inc.*	32,300	636,310
Consumer Staples 3.7%
Food & Beverage 1.4%
PepsiCo, Inc.	42,360	2,041,752
Package Goods/Cosmetics 2.3%
Colgate-Palmolive Co.	36,700	1,836,835
Procter & Gamble Co.	17,750	1,585,075
		3,421,910
Durables 1.0%
Aerospace
United Technologies Corp.	23,000	1,561,700
Energy 4.6%
Oil & Gas Production 0.4%
Burlington Resources, Inc.	14,100	535,800
Oil Companies 2.2%
Exxon Mobil Corp.	82,902	3,392,350
Oilfield Services/Equipment 2.0%
Nabors Industries Ltd.	38,900	1,373,170
Schlumberger Ltd.	35,500	1,650,750
		3,023,920
Financial 7.1%
Banks 1.6%
Fifth Third Bancorp.	16,000	1,066,400
State Street Corp.	30,700	1,372,290
		2,438,690
Consumer Finance 2.3%
American Express Co.	33,600	1,220,352
Citigroup, Inc.	58,233	2,256,529
		3,476,881
Insurance 1.3%
American International Group, Inc.	27,710	1,890,653
Other Financial Companies 1.9%
Fannie Mae	30,200	2,227,250
Goldman Sachs Group, Inc.	9,400	689,490
		2,916,740
Health 11.1%
Biotechnology 0.6%
Genentech, Inc.*	25,900	867,650
Health Industry Services 1.1%
Laboratory Corp. of America Holdings*	37,400	1,707,310
Hospital Management 1.6%
Tenet Healthcare Corp.*	33,200	2,375,460
Medical Supply & Specialty 3.4%
Johnson & Johnson	48,916	2,556,350
Medtronic, Inc.	22,900	981,265
Zimmer Holdings, Inc.*	45,300	1,615,398
		5,153,013
Pharmaceuticals 4.4%
Abbott Laboratories	42,200	1,588,830
Eli Lilly & Co.	9,900	558,360
Pfizer, Inc.	91,050	3,186,750
Wyeth	24,600	1,259,520
		6,593,460
Manufacturing 2.8%
Diversified Manufacturing
General Electric Co.	67,400	1,957,970
Illinois Tool Works, Inc.	26,200	1,789,460
Tyco International Ltd.	32,500	439,075
		4,186,505
Media 4.2%
Advertising 0.6%
Omnicom Group, Inc.	20,800	952,640
Broadcasting & Entertainment 1.6%
AOL Time Warner, Inc.*	61,400	903,194
Viacom, Inc. "B"*	34,670	1,538,308
		2,441,502
Cable Television 1.2%
Comcast Corp. "A"*	53,800	1,282,592
Cox Communications, Inc. "A"*	21,500	592,325
		1,874,917
Print Media 0.8%
Tribune Co.	27,800	1,209,300
Service Industries 0.9%
EDP Services 0.5%
Electronic Data Systems Corp.	21,600	802,440
Miscellaneous Commercial Services 0.4%
Concord EFS, Inc.*	19,300	581,702
Technology 11.8%
Computer Software 3.6%
Microsoft Corp.*	73,900	4,042,330
Oracle Corp.*	76,600	725,402
PeopleSoft, Inc.*	28,400	422,592
VERITAS Software Corp.*	15,100	298,829
		5,489,153
EDP Peripherals 0.4%
EMC Corp.*	85,700	647,035
Electronic Components/Distributors 0.9%
Cisco Systems, Inc.*	92,800	1,294,560
Electronic Data Processing 1.5%
International Business Machines Corp.	30,800	2,217,600
Semiconductors 5.4%
Applied Materials, Inc.*	102,300	1,945,746
Intel Corp.	131,400	2,400,678
Linear Technology Corp.	26,200	823,466
Micron Technology, Inc.*	50,200	1,015,044
Novellus Systems, Inc.*	17,200	584,800
Texas Instruments, Inc.	59,000	1,398,300
		8,168,034
Total Common Stocks (Cost $89,699,416)		82,669,716

	Principal Amount ($)	Value ($)
Corporate Bonds 11.0%
Communications 0.2%
Verizon Wireless, Inc., 5.375%, 12/15/2006	325,000	303,208
Consumer Discretionary 0.1%
Park Place Entertainment, Inc., 8.5%, 11/15/2006	200,000	211,500
Consumer Staples 0.6%
Willamette Industries, Inc., 7.85%, 7/1/2026	820,000	871,673
Durables 0.1%
Arvinmeritor, 6.625%, 6/15/2007	180,000	179,745
Energy 1.6%
Devon Energy Corp., 7.95%, 4/15/2032	700,000	752,981
Devon Financing Corp., 6.875%, 9/30/2011	350,000	364,503
El Paso Corp., 7.875%, 6/15/2012	275,000	276,863
Progress Energy, Inc., 6.75%, 3/1/2006	500,000	525,319
Progress Energy, Inc., 6.85%, 4/15/2012	455,000	473,854
		2,393,520
Financial 5.3%
Citigroup, Inc., 6.875%, 2/15/2098	540,000	534,124
ERP Operating LP, 6.63%, 4/13/2005	660,000	685,503
FleetBoston Financial Corp., 7.25%, 9/15/2005	85,000	92,435
Ford Motor Credit Co., 7.6%, 8/1/2005	350,000	367,464
General Electric Capital Corp.:
6.0%, 6/15/2012	235,000	233,885
6.5%, 12/10/2007	350,000	375,775
6.75%, 3/15/2032	665,000	653,212
General Motors Acceptance Corp.:
5.25%, 5/16/2005	1,120,000	1,126,867
6.875%, 9/15/2011	500,000	496,409
7.0%, 2/1/2012	155,000	155,202
Goldman Sachs Group, Inc., 6.6%, 1/15/2012	185,000	188,442
Newcourt Credit Group, 6.875%, 2/16/2005	715,000	687,644
PNC Funding Corp., 5.75%, 8/1/2006	350,000	360,760
Prudential Insurance Co., 6.375%, 7/23/2006	350,000	365,370
UnumProvident Corp., 7.375%, 6/15/2032	705,000	692,867
Wells Fargo & Co., 7.25%, 8/24/2005	350,000	381,232
Wells Fargo Financial, Inc., 4.875%, 6/12/2007	660,000	659,130
		8,056,321
Manufacturing 0.5%
Dow Chemical Co., 7.0%, 8/15/2005	350,000	375,264
International Paper Co., 8.125%, 7/8/2005	285,000	313,399
		688,663
Media 0.8%
Comcast Cable Communications, 6.375%, 1/30/2006	175,000	169,491
CSC Holdings, Inc., 7.875%, 12/15/2007	500,000	418,604
News America Holdings, Inc., 9.25%, 2/1/2013	175,000	201,510
Time Warner, Inc., 9.125%, 1/15/2013	350,000	387,396
		1,177,001
Technology 0.4%
Raytheon Co.:
6.3%, 3/15/2005	470,000	489,484
6.5%, 7/15/2005	80,000	83,905
		573,389
Transportation 0.5%
U.S. Airways "G", Series 2000-3, 7.89%, 3/1/2019	663,135	696,424
Utilities 0.9%
Alabama Power Co., 7.125%, 8/15/2004	250,000	266,516
KeySpan Corp., 7.625%, 11/15/2010	375,000	419,691
Pacificorp, 6.9%, 11/15/2011	325,000	345,421
Texas Eastern Transmission Corp., 7.3%, 12/1/2010	350,000	374,676
		1,406,304
Total Corporate Bonds (Cost $16,293,398)		16,557,748
Foreign Bonds - U.S.$ Denominated 1.0%
Pemex Finance Ltd., 8.02%, 5/15/2007	595,000	633,996
Sappi Papier Holding AG, 6.75%, 6/15/2012	420,000	425,285
Sappi Papier Holding AG, 7.5%, 6/15/2032	275,000	277,283
Tyco International Group SA, 6.375%, 10/15/2011	325,000	248,791
Total Foreign Bonds - U.S.$ Denominated (Cost $1,671,061)		1,585,355

Asset Backed 3.1%
Automobile Receivables 1.2%
Americredit Automobile Receivables Trust:
"A4", Series 2002-B, 4.46%, 4/12/2009	560,000	565,163
"A4", Series 2001-C, 5.01%, 7/14/2008	610,000	626,306
WFS Financial Owner Trust "A4", Series 2002-2, 4.5%, 2/20/2010	620,000	626,512
		1,817,981
Home Equity Loans 0.3%
Advanta Mortgage Loan Trust, 7.72%, 3/25/2015	400,000	436,734
Manufactured Housing Receivables 0.4%
Vanderbilt Acquisition Loan Trust, "A2", Series 2002-1, 4.77%, 10/7/2018	630,000	631,230
Miscellaneous 1.2%
Detroit Edison Securitization Funding LLC "A6", Series 2001-1, 6.62%, 3/1/2016	595,000	635,238
PSE&G Transition Funding LLC "A7", Series 2001-1, 6.75%, 6/15/2016	1,050,000	1,129,469
		1,764,707
Total Asset Backed (Cost $4,572,717)		4,650,652

U.S. Treasury Obligations 11.3%
U.S. Treasury Bond:
5.375%, 2/15/2031	769,000	753,019
6.0%, 2/15/2026	1,105,000	1,149,369
7.25%, 5/15/2016	1,165,000	1,373,018
U.S. Treasury Note:
3.5%, 11/15/2006	930,000	913,435
5.875%, 11/15/2004	11,806,000	12,547,558
6.0%, 8/15/2009	123,000	133,614
6.125%, 8/15/2007	85,000	92,645
6.75%, 5/15/2005	145,000	158,254
Total U.S. Treasury Obligations (Cost $16,862,942)		17,120,912

U.S. Government Agency Pass-Thrus 7.1%
Federal Home Loan Mortgage Corp., 6.5%, 7/1/2032 (c)	2,700,000	2,758,298
Federal National Mortgage Association:
5.946%, 2/1/2012	830,798	856,891
6.0%, 2/1/2032	692,967	692,150
6.5% with various maturities until 7/1/2032 (d)	3,034,881	3,107,572
7.0% with various maturities until 7/1/2032	1,882,192	1,951,420
7.5% with various maturities until 8/25/2034	1,071,154	1,136,341
8.0%, 9/1/2015	255,563	272,176
Total U.S. Government Agency Pass-Thrus (Cost $10,574,465)		10,774,848
Collateralized Mortgage Obligations 3.3%
Federal Home Loan Mortgage Corp:
Series 2278 H, 6.5%, 1/15/2031	591,627	606,320
Series T-41 3A, 7.5%, 7/25/2032	310,000	328,647
Federal National Mortgage Association:
Series 2002-3 PE, 5.5%, 8/25/2015	940,000	941,469
Series 2002-31 PY, 6.0%, 7/25/2014	900,000	937,933
Series 2001-51 QN, 6.0%, 10/25/2016	620,000	625,088
Series 2002-31 PD, 6.0%, 11/25/2021	1,300,000	1,301,764
Series 2002-W4 A5, 7.5% 1/25/2028	300,000	315,070
Total Collateralized Mortgage Obligations (Cost $4,994,513)		5,056,291

Government National Mortgage Association 1.8%
Government National Mortgage Association:
6.5% with various maturities until 11/20/2031	1,368,985	1,399,347
7.0% with various maturities until 4/15/2029	1,286,253	1,338,746
Total Government National Mortgage Association (Cost $2,639,023)		2,738,093

U.S. Government Agency Obligations 1.8%
Federal National Mortgage Association:
5.25%, 6/15/2006	625,000	650,456
5.75%, 6/15/2005	1,250,000	1,323,694
7.0%, 7/15/2005	700,000	765,518
Total U.S. Government Agency Obligations (Cost $2,634,480)		2,739,668

Other 0.4%
Brockton, MA, Core City GO, Economic Development, Series A, 6.45%, 5/1/2017 (Cost $562,592)	560,000	578,900

	Shares	Value ($)
Cash Equivalents 4.4%
Scudder Cash Management QP Trust, 1.93% (b) (Cost $6,693,389)	6,693,389	6,693,389
Total Investment Portfolio - 100.0% (Cost $157,197,996) (a)		151,165,572

* Non-income producing security.
(a) The cost for federal income tax purposes was $158,294,904. At June 30, 2002, net unrealized depreciation for all securities based on tax cost was $7,129,332. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,812,576 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,941,908.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Mortgage dollar roll
(d) When-issued or forward delivery securities included.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

Purchases and sales of investment securities (excluding direct U.S. Government obligations, short-term investments and mortgage dollar roll transactions) aggregated $495,589 and $32,056,881, respectively. Purchases and sales of direct U.S. Government obligations aggregated $112,601,379 and $148,395,760, respectively. Purchases and sales of mortgage dollar roll transactions aggregated $4,104,055 and $4,122,600, respectively.

At December 31, 2001, the Balanced Portfolio had a net tax basis capital loss carryforward of approximately $13,346,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2009, the expiration date, whichever comes first.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Balanced Portfolio

Statement of Assets and Liabilities as of June 30, 2002 (Unaudited)
Assets
Investments in securities, at value (cost $157,197,996)	$ 151,165,572
Cash	18,035
Receivable for investments sold	3,315,547
Dividends receivable	48,250
Interest receivable	615,746
Receivable for Portfolio shares sold	52,114
Total assets	155,215,264
Liabilities
Payable for investments purchased	2,400,828
Payable for when-issued or forward delivery securities	865,502
Payable for investments purchased - mortgage dollar rolls	2,736,356
Payable for Portfolio shares redeemed	115,002
Accrued management fee	56,483
Other accrued expenses and payables	38,634
Total liabilities	6,212,805
Net assets, at value	$ 149,002,459
Net Assets
Net assets consist of: Undistributed net investment income	1,690,807
Net unrealized appreciation (depreciation) on investments	(6,032,424)
Accumulated net realized gain (loss)	(12,952,730)
Paid-in capital	166,296,806
Net assets, at value	$ 149,002,459
Net Asset Value, offering and redemption price per share ($149,002,459 / 14,482,132 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 10.29

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2002 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $905)	$ 412,776
Interest	1,888,064
Total Income	2,300,840
Expenses: Management fee	388,218
Custodian fees	7,654
Accounting fees	32,195
Auditing	11,184
Legal	3,278
Trustees' fees and expenses	3,321
Reports to shareholders	5,967
Registration fees	1,253
Other	5,542
Total expenses, before expense reductions	458,612
Expense reductions	(27)
Total expenses, after expense reductions	458,585
Net investment income	1,842,255
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	1,743,589
Net unrealized appreciation (depreciation) during the period on investments	(20,522,834)
Net gain (loss) on investment transactions	(18,779,245)
Net increase (decrease) in net assets resulting from operations	$ (16,936,990)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2002 (Unaudited)	Year Ended December 31, 2001
Operations: Net investment income	$ 1,842,255	$ 4,349,685
Net realized gain (loss) on investment transactions	1,743,589	(14,385,969)
Net unrealized appreciation (depreciation) on investment transactions during the period	(20,522,834)	(1,837,177)
Net increase (decrease) in net assets resulting from operations	(16,936,990)	(11,873,461)
Distributions to shareholders from: Net investment income	(4,309,159)	(4,704,742)
Net realized gains	-	(7,232,663)
Portfolio share transactions: Proceeds from shares sold	8,991,549	26,443,691
Reinvestment of distributions	4,309,159	11,937,405
Cost of shares redeemed	(15,628,848)	(32,253,040)
Net increase (decrease) in net assets from Portfolio share transactions	(2,328,140)	6,128,056
Increase (decrease) in net assets	(23,574,289)	(17,682,810)
Net assets at beginning of period	172,576,748	190,259,558
Net assets at end of period (including undistributed net investment income of $1,690,807 and $4,157,711, respectively)	$ 149,002,459	$ 172,576,748
Other Information
Shares outstanding at beginning of period	14,679,733	14,205,211
Shares sold	790,682	2,184,023
Shares issued to shareholders in reinvestment of distributions	394,974	977,674
Shares redeemed	(1,383,257)	(2,687,175)
Net increase (decrease) in Portfolio shares	(197,601)	474,522
Shares outstanding at end of period	14,482,132	14,679,733

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Balanced Portfolio

Years Ended December 31,	2002[a]	2001[d]	2000	1999	1998	1997
Selected Per Share Data
Net asset value, beginning of period	$ 11.76	$ 13.39	$ 16.11	$ 15.21	$ 13.30	$ 11.61
Income (loss) from investment operations: Net investment income[b]	.13	.30	.34	.35	.37	.34
Net realized and unrealized gain (loss) on investment transactions	(1.30)	(1.07)	(.62)	1.85	2.56	2.32
Total from investment operations	(1.17)	(.77)	(.28)	2.20	2.93	2.66
Less distributions from: Net investment income	(.30)	(.34)	(.28)	(.18)	(.36)	(.33)
Net realized gains on investment transactions	-	(.52)	(2.16)	(1.12)	(.66)	(.64)
Total distributions	(.30)	(.86)	(2.44)	(1.30)	(1.02)	(.97)
Net asset value, end of period	$ 10.29	$ 11.76	$ 13.39	$ 16.11	$ 15.21	$ 13.30
Total Return (%)	(10.09)**	(6.06)	(2.02)	15.32	23.19	24.21
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	149	173	190	199	162	118
Ratio of expenses before expense reductions (%)	.56*	.57[c]	.54	.55	.56	.57
Ratio of expense after expense reductions (%)	.56*	.56[c]	.54	.55	.56	.57
Ratio of net investment income (%)	2.23*	2.46	2.41	2.36	2.71	2.73
Portfolio turnover rate (%)	143e*	100[e]	127	98	74	43

a For the six months ended June 30, 2002 (Unaudited).
b Based on average shares outstanding during the period.
c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .56% and ..56%.
d As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $.01, increase net realized and unrealized gains and losses per share by $.01, and decrease the ratio of net investment income to average net assets from 2.56% to 2.46%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
e The Portfolio turnover rate including mortgage dollar roll transactions was 148% and 104%, respectively, for the six months ended June 30, 2002 and the year ended December 31, 2001.
* Annualized
** Not Annualized

Portfolio Management Discussion June 30, 2002

Growth and Income Portfolio

The first half of 2002 continued to be quite difficult. The Growth and Income portfolio lost ground, as can be expected at the times when the market is falling sharply. However, we are encouraged to report that the portfolio outperformed the S&P 500 index for the period. In our view, this illustrates the effectiveness of our disciplined, three-step investment process that focuses on fundamentals, valuation, and risk management. Our analysis of company fundamentals includes an emphasis on management capability, earnings quality, free cash flow, and balance sheet strength. This approach has proven particularly helpful in the current environment, as it has helped us avoid the "land mines" that have plagued the stock market during 2002.

Performance was boosted by our stock selection within the technology, industrial, and utilities sectors. On the down side, performance was hurt by stock selection within the health care and financial sectors. The portfolio's significant weighting in technology also was a drag on performance despite our favorable selection within the sector.

The portfolio remains tilted toward areas of the market that we expect will perform well in an environment of improved growth and stronger earnings. The portfolio has been positioned in this fashion throughout all of 2002, and this has provided a boost to performance as economically sensitive companies have beaten the market as a whole during this time. Looking ahead, we intend to maintain this positioning in order to capitalize on what we believe will be an improving investment environment in the second half of the year.

Kathleen T. Millard Gregory S. Adams
Co-Manager Co-Manager

Performance Update June 30, 2002

Growth and Income Portfolio

Growth of an Assumed $10,000 Investment
-- Growth and Income Portfolio - Class A* -- S&P 500 Index

The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
		1-Year	3-Year	5-Year	Life of Portfolio*
Growth and Income Portfolio - Class A*	Growth of $10,000	$8,268	$7,185	$9,474	$18,963
	Average annual total return	-17.32%	-10.43%	-1.08%	8.16%
S&P 500 Index	Growth of $10,000	$8,201	$7,491	$21,970	$25,393
	Average annual total return	-17.99%	-9.18%	3.66%	12.09%

* The Portfolio commenced operations on May 2, 1994. Index comparisons begin April 30, 1994. On May 1, 1997, existing shares were redesignated as Class A shares. Total returns for the Life of Portfolio period for Class A would have been lower if the Portfolio's expenses were not maintained.
Growth of an Assumed $10,000 Investment
-- Growth and Income Portfolio - Class B** -- S&P 500 Index

The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
		1-Year	3-Year	5-Year	Life of Portfolio**
Growth and Income Portfolio - Class B**	Growth of $10,000	$8,254	$7,136	$9,371	$10,463
	Average annual total return	-17.46%	-10.64%	-1.29%	.88%
S&P 500 Index	Growth of $10,000	$8,201	$7,491	$11,970	$13,267
	Average annual total return	-17.99%	-9.18%	3.66%	5.62%

** The Portfolio commenced selling Class B shares on May 1, 1997. Index comparisons begin April 30, 1997.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Portfolio Summary June 30, 2002

Growth and Income Portfolio

Asset Allocation	6/30/02	12/31/01

Common Stocks	99%	95%
Cash Equivalents	1%	5%
	100%	100%

Sector Diversification (Excludes Cash Equivalents)	6/30/02	12/31/01

Financial	21%	19%
Technology	16%	17%
Health	11%	15%
Manufacturing	11%	9%
Consumer Staples	10%	7%
Energy	8%	8%
Consumer Discretionary	6%	8%
Durables	5%	-
Communications	4%	7%
Other	8%	10%
	100%	100%

Ten Largest Equity Holdings at June 30, 2002 (29.4% of Portfolio)
1. Bank of America Corp. Provider of commercial banking services	4.0%
2. Microsoft Corp. Developer of computer software	3.7%
3. Exxon Mobil Corp. Explorer and producer of oil and gas	3.3%
4. Johnson & Johnson Provider of health care products	3.3%
5. Citigroup, Inc. Provider of diversified financial services	3.0%
6. General Electric Co. Operator of an industrial conglomerate	2.8%
7. United Technologies Corp. Manufacturer of aerospace equipment, climate control systems and elevators	2.7%
8. Anheuser-Busch Companies, Inc. Producer and operator of brand name beers, cans and barley seed processing plants	2.4%
9. Bank One Corp. Provider of consumer and commercial banking services	2.1%
10. Avon Products, Inc. Manufacturer and retailer of cosmetics, jewelry and gift products	2.1%

Asset allocation, sector diversification and holdings are subject to change.

A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio as of June 30, 2002 (Unaudited)

Growth and Income Portfolio

	Shares	Value ($)
Common Stocks 98.8%
Communications 4.0%
Cellular Telephone 1.5%
AT&T Wireless Services, Inc.*	206,900	1,210,365
Nokia Oyj (ADR)	99,600	1,442,208
		2,652,573
Telephone/Communications 2.5%
SBC Communications, Inc.	47,980	1,463,390
Sprint Corp.	105,000	1,114,050
Verizon Communications, Inc.	42,272	1,697,221
		4,274,661
Consumer Discretionary 5.8%
Department & Chain Stores 3.0%
Home Depot, Inc.	45,600	1,674,888
Wal-Mart Stores, Inc.	64,000	3,520,640
		5,195,528
Hotels & Casinos 1.0%
MGM Mirage, Inc.*	52,700	1,778,625
Specialty Retail 1.8%
Staples, Inc.*	158,300	3,118,510
Consumer Staples 9.8%
Alcohol & Tobacco 2.4%
Anheuser-Busch Companies, Inc.	83,700	4,185,000
Food & Beverage 4.0%
Albertson's, Inc.	73,600	2,241,856
ConAgra, Inc.	72,400	2,001,860
PepsiCo, Inc.	55,300	2,665,460
		6,909,176
Package Goods/Cosmetics 3.4%
Avon Products, Inc.	68,700	3,588,888
Clorox Co.	56,300	2,328,005
		5,916,893
Durables 5.3%
Aerospace 3.8%
Lockheed Martin Corp.	27,200	1,890,400
United Technologies Corp.	69,400	4,712,260
		6,602,660
Automobiles 1.5%
Delphi Automotive Systems Corp.	76,800	1,013,760
General Motors Corp.	30,000	1,603,500
		2,617,260
Energy 7.5%
Oil & Gas Production 1.5%
ChevronTexaco Corp.	29,500	2,610,750
Oil Companies 6.0%
Exxon Mobil Corp.	139,414	5,704,821
Royal Dutch Petroleum Co. (New York shares)	45,200	2,498,204
TotalFinaElf SA (ADR)	26,090	2,110,681
		10,313,706
Financial 20.6%
Banks 6.7%
Bank of America Corp.	99,100	6,972,676
Bank One Corp.	96,400	3,709,472
National City Corp.	28,000	931,000
		11,613,148
Consumer Finance 4.1%
Citigroup, Inc.	134,500	5,211,875
Household International, Inc.	39,700	1,973,090
		7,184,965
Insurance 4.4%
AMBAC Financial Group, Inc.	27,600	1,854,720
American International Group, Inc.	36,600	2,497,218
CIGNA Corp.	19,100	1,860,722
John Hancock Financial Services, Inc.	38,800	1,365,760
		7,578,420
Other Financial Companies 5.4%
Fannie Mae	41,400	3,053,250
Lehman Brothers Holdings, Inc.	36,400	2,275,728
Marsh & McLennan Companies, Inc.	19,100	1,845,060
Morgan Stanley Dean Witter & Co.	51,200	2,205,696
		9,379,734
Health 11.1%
Medical Supply & Specialty 5.0%
Biomet, Inc.	50,550	1,370,916
Guidant Corp.*	52,100	1,574,983
Johnson & Johnson	108,400	5,664,984
		8,610,883
Pharmaceuticals 6.1%
Abbott Laboratories	70,900	2,669,385
King Pharmaceuticals, Inc.*	68,400	1,521,900
Pfizer, Inc.	92,200	3,227,000
Wyeth	61,900	3,169,280
		10,587,565
Manufacturing 10.5%
Chemicals 1.8%
Dow Chemical Co.	91,100	3,132,018
Containers & Paper 1.9%
International Paper Co.	76,700	3,342,586
Diversified Manufacturing 6.0%
3M Co.	22,800	2,804,400
General Electric Co.	167,900	4,877,495
Illinois Tool Works, Inc.	39,900	2,725,170
		10,407,065
Machinery/Components/Controls 0.8%
Ingersoll-Rand Co. "A"	29,900	1,365,234
Media 3.7%
Broadcasting & Entertainment 2.1%
Viacom, Inc. "B"*	38,000	1,686,060
Walt Disney Co.	103,600	1,958,040
		3,644,100
Print Media 1.6%
Gannett Co., Inc.	36,900	2,800,710
Service Industries 2.4%
Miscellaneous Consumer Services 1.0%
Sabre Holdings Corp.*	50,100	1,793,580
Printing/Publishing 1.4%
McGraw-Hill, Inc.	41,700	2,489,490
Technology 15.8%
Computer Software 6.0%
Intuit, Inc.*	52,700	2,620,244
Microsoft Corp.*	117,200	6,410,840
Oracle Corp.*	137,000	1,297,390
		10,328,474
Diverse Electronic Products 1.3%
Applied Materials, Inc.*	114,200	2,172,084
Electronic Components/Distributors 1.2%
Cisco Systems, Inc.*	150,800	2,103,660
Electronic Data Processing 2.7%
Dell Computer Corp.*	74,700	1,952,658
International Business Machines Corp.	38,700	2,786,400
		4,739,058
Precision Instruments 0.8%
Agilent Technologies, Inc.*	57,000	1,348,050
Semiconductors 3.8%
Intel Corp.	147,500	2,694,825
SunGard Data Systems, Inc.*	64,200	1,700,016
Texas Instruments, Inc.	89,400	2,118,780
		6,513,621
Transportation 0.7%
Railroads
Union Pacific Corp.	20,300	1,284,584
Utilities 1.6%
Electric Utilities
Edison International*	48,900	831,300
FirstEnergy Corp.	27,300	911,274
FPL Group, Inc.	15,660	939,443
		2,682,017
Total Common Stocks (Cost $184,852,562)		171,276,388

Cash Equivalents 1.2%
Scudder Cash Management QP Trust, 1.93% (b) (Cost $2,056,435)	2,056,435	2,056,435
Total Investment Portfolio - 100.0% (Cost $186,908,997) (a)		173,332,823

* Non-income producing security.
(a) The cost for federal income tax purposes was $187,701,449. At June 30, 2002, net unrealized depreciation for all securities based on tax cost was $14,368,626. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,011,680 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $24,380,306.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Purchases and sales of investment securities (excluding short-term investments), for the six months ended June 30, 2002, aggregated $76,871,744 and $64,022,785, respectively.

At December 31, 2001, the Growth and Income Portfolio had a net tax basis capital loss carryforward of approximately $12,650,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2009, the expiration date.

From November 1, 2001 through December 31, 2001, the Growth and Income Portfolio incurred approximately $1,549,000 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Growth and Income Portfolio

Statement of Assets and Liabilities as of June 30, 2002 (Unaudited)
Assets
Investments in securities, at value (cost $186,908,997)	$ 173,332,823
Receivable for investments sold	1,405,943
Dividends receivable	146,322
Interest receivable	5,675
Receivable for Portfolio shares sold	365,738
Foreign taxes recoverable	10,206
Total assets	175,266,707
Liabilities
Payable for investments purchased	704,274
Payable for Portfolio shares redeemed	243,764
Accrued management fee	67,784
Other accrued expenses and payables	34,408
Total liabilities	1,050,230
Net assets, at value	$ 174,216,477
Net Assets
Net assets consist of: Undistributed net investment income	726,328
Net unrealized appreciation (depreciation) on investments	(13,576,174)
Accumulated net realized gain (loss)	(20,459,241)
Paid-in capital	207,525,564
Net assets, at value	$ 174,216,477
Class A Net Asset Value, offering and redemption price per share ($165,949,436 / 21,517,765 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 7.71
Class B Net Asset Value, offering and redemption price per share ($8,267,041 / 1,074,136 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 7.70

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2002 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $9,984)	$ 1,286,584
Interest	59,153
Total Income	1,345,737
Expenses: Management fee	450,483
Custodian fees	7,055
Accounting fees	30,302
Distribution service fees (Class B)	11,450
Auditing	10,314
Legal	3,762
Trustees' fees and expenses	3,055
Reports to shareholders	5,332
Registration fees	5,147
Other	8,217
Total expenses, before expense reductions	535,117
Expense reductions	(21)
Total expenses, after expense reductions	535,096
Net investment income (loss)	810,641
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(5,332,090)
Net unrealized appreciation (depreciation) during the period on investments	(20,915,369)
Net gain (loss) on investment transactions	(26,247,459)
Net increase (decrease) in net assets resulting from operations	$ (25,436,818)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2002 (Unaudited)	Year Ended December 31, 2001
Operations: Net investment income (loss)	$ 810,641	$ 1,733,654
Net realized gain (loss) on investment transactions	(5,332,090)	(14,749,658)
Net unrealized appreciation (depreciation) on investment transactions during the period	(20,915,369)	(10,169,732)
Net increase (decrease) in net assets resulting from operations	(25,436,818)	(23,185,736)
Distributions to shareholders from: Net investment income: Class A	(1,605,814)	(2,100,713)
Class B	(57,174)	(109,015)
Net realized gains: Class A	-	(3,956,573)
Class B	-	(262,846)
Portfolio share transactions: Class A Proceeds from shares sold	37,947,142	72,967,624
Reinvestment of distributions	1,605,814	6,057,286
Cost of shares redeemed	(33,140,438)	(50,740,817)
Net increase (decrease) in net assets from Class A share transactions	6,412,518	28,284,093
Class B Proceeds from shares sold	437,498	614,981
Reinvestment of distributions	57,174	371,861
Cost of shares redeemed	(813,660)	(2,209,623)
Net increase (decrease) in net assets from Class B share transactions	(318,988)	(1,222,781)
Increase (decrease) in net assets	(21,006,276)	(2,553,571)
Net assets at beginning of period	195,222,753	197,776,324
Net assets at end of period (including undistributed net investment income of $726,328 and $1,578,675, respectively)	$ 174,216,477	$ 195,222,753
Other Information
Class A Shares outstanding at beginning of period	20,820,420	17,799,855
Shares sold	4,376,407	7,936,186
Shares issued to shareholders in reinvestment of distributions	195,355	629,903
Shares redeemed	(3,874,417)	(5,545,524)
Net increase (decrease) in Portfolio shares	697,345	3,020,565
Shares outstanding at end of period	21,517,765	20,820,420
Class B Shares outstanding at beginning of period	1,111,138	1,253,011
Shares sold	52,079	65,482
Shares issued to shareholders in reinvestment of distributions	6,972	38,776
Shares redeemed	(96,053)	(246,131)
Net increase (decrease) in Portfolio shares	(37,002)	(141,873)
Shares outstanding at end of period	1,074,136	1,111,138

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Growth and Income Portfolio

Class A(a)

Years Ended December 31,	2002[b]	2001	2000	1999	1998	1997
Selected Per Share Data
Net asset value, beginning of period	$ 8.90	$ 10.38	$ 10.96	$ 11.25	$ 11.48	$ 9.37
Income (loss) from investment operations: Net investment income[c]	.04	.09	.11	.22	.27	.27
Net realized and unrealized gain (loss) on investment transactions	(1.15)	(1.23)	(.33)	.46	.54	2.47
Total from investment operations	(1.11)	(1.14)	(.22)	.68	.81	2.74
Less distributions from: Net investment income	(.08)	(.12)	(.15)	(.13)	(.25)	(.26)
Net realized gains on investment transactions	-	(.22)	(.21)	(.84)	(.79)	(.37)
Total distributions	(.08)	(.34)	(.36)	(.97)	(1.04)	(.63)
Net asset value, end of period	$ 7.71	$ 8.90	$ 10.38	$ 10.96	$ 11.25	$ 11.48
Total Return (%)	(12.58)**	(11.30)	(2.10)	5.80	7.18	30.47
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	166	185	185	200	184	157
Ratio of expenses before expense reductions (%)	.55*	.57[d]	.56	.55	.56	.58
Ratio of expenses after expense reductions (%)	.55*	.56[d]	.56	.55	.56	.58
Ratio of net investment income (loss) (%)	.87*	.94	1.06	2.01	2.41	2.54
Portfolio turnover rate (%)	70*	67	65	65	39	28

Class B

Years Ended December 31,	2002[b]	2001	2000	1999	1998	1997[e]
Selected Per Share Data
Net asset value, beginning of period	$ 8.87	$ 10.35	$ 10.93	$ 11.24	$ 11.47	$ 9.44
Income (loss) from investment operations: Net investment income[c]	.03	.06	.09	.19	.25	.14
Net realized and unrealized gain (loss) on investment transactions	(1.15)	(1.23)	(.33)	.46	.54	2.02
Total from investment operations	(1.12)	(1.17)	(.24)	.65	.79	2.16
Less distributions from: Net investment income	(.05)	(.09)	(.13)	(.12)	(.23)	(.13)
Net realized gains on investment transactions	-	(.22)	(.21)	(.84)	(.79)	-
Total distributions	(.05)	(.31)	(.34)	(.96)	(1.02)	(.13)
Net asset value, end of period	$ 7.70	$ 8.87	$ 10.35	$ 10.93	$ 11.24	$ 11.47
Total Return (%)	(12.62)**	(11.56)	(2.33)	5.48	6.95	22.89**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	10	13	14	14	7
Ratio of expenses before expense reductions (%)	.80*	.82[d]	.81	.80	.79	.80*
Ratio of expenses after expense reductions (%)	.80*	.81[d]	.81	.80	.79	.80*
Ratio of net investment income (loss) (%)	.62*	.69	.81	1.76	2.20	2.13*
Portfolio turnover rate (%)	70*	67	65	65	39	28

a On May 1, 1997 existing shares were redesignated as Class A shares.
b For the six months ended June 30, 2002 (Unaudited).
c Based on average shares outstanding during the period.
d The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .56% and ..56%, and .81% and .81% for Class A and Class B, respectively.
e For the period May 1, 1997 (commencement of sales of Class B shares) to December 31, 1997.
* Annualized ** Not annualized

Portfolio Management Discussion June 30, 2002

Capital Growth Portfolio

In the face of growing concerns about accounting practices and the resulting impact on investor confidence, equity markets experienced one of their most difficult quarters in many years. And, as value stocks entered their third year of outperformance versus growth stocks, large-cap growth portfolios, such as this one, underperformed in the broad-based market decline. In this environment, the portfolio lost more ground than its benchmark, the S&P 500 index.

While investment style continues to be the biggest factor in the portfolio's underperformance, longer-term returns lie between those of the S&P 500 and the Russell 1000 Growth indices, which is consistent with our somewhat more conservative growth approach.

The portfolio's consumer discretionary and technology holdings detracted from performance. S&P technology stocks, for example, were the broad market's poorest performers, and the portfolio held an overweighting in this sector, compared to the index. However, the portfolio's medical device and medical service holdings outperformed the index. The portfolio also benefited from its underweighting in the highly troubled telecommunications industry.

The U.S. economy continues to rebound and appears to be on track for renewed growth in the second half. Although investment markets have not yet responded, we are confident that they will do so eventually, and that many companies will see improved earnings as the economy advances. In our view, a great deal of speculation has been wrung out of the market, and investors seem to be employing a more fundamentally-based approach to investing. We believe this favors our basic discipline, which is focused on higher-quality companies that have demonstrated strong competitive positions and earnings growth relative to their industry peers.

William F. Gadsden Jesse Stuart
Co-Manager Co-Manager

Russell 1000 Growth measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. These stocks are selected from the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The stocks represented by this index involve investment risks which may include the loss of principal invested.

Performance Update June 30, 2002

Capital Growth Portfolio

Growth of an Assumed $10,000 Investment
-- Capital Growth Portfolio - Class A* -- S&P 500 Index

The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
		1-Year	3-Year	5-Year	10-Year
Capital Growth Portfolio - Class A*	Growth of $10,000	$7,335	$7,042	$10,548	$24,450
	Average annual total return	-26.65%	-11.03%	1.07%	9.35%
S&P 500 Index	Growth of $10,000	$8,201	$7,491	$11,970	$29,511
	Average annual total return	-17.99%	-9.18%	3.66%	11.43%

* On May 12, 1997, existing shares were redesignated as Class A shares.
Growth of an Assumed $10,000 Investment
-- Capital Growth Portfolio - Class B** -- S&P 500 Index

The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
		1-Year	3-Year	5-Year	Life of Portfolio**
Capital Growth Portfolio - Class B**	Growth of $10,000	$7,306	$6,979	$10,405	$11,230
	Average annual total return	-26.94%	-11.30%	.80%	2.29%
S&P 500 Index	Growth of $10,000	$8,201	$7,491	$11,970	$12,506
	Average annual total return	-17.99%	-9.18%	3.66%	4.50%

** The Portfolio commenced selling Class B shares on May 12, 1997. Index comparisons begin May 31, 1997.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Portfolio Summary June 30, 2002

Capital Growth Portfolio

Asset Allocation	6/30/02	12/31/01

Common Stocks	98%	96%
Cash Equivalents	2%	4%
	100%	100%

Sector Diversification (Excludes Cash Equivalents)	6/30/02	12/31/01

Health	23%	21%
Technology	21%	23%
Financial	13%	13%
Consumer Discretionary	11%	9%
Consumer Staples	9%	7%
Energy	8%	7%
Media	6%	8%
Manufacturing	5%	7%
Service Industries	2%	2%
Other	2%	3%
	100%	100%

Ten Largest Equity Holdings at June 30, 2002 (33.3% of Portfolio)
1. Microsoft Corp. Developer of computer software	4.9%
2. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and non-prescription self-medications	4.2%
3. General Electric Co. Operator of an industrial conglomerate	3.8%
4. Wal-Mart Stores, Inc. Operator of discount stores	3.8%
5. Johnson & Johnson Provider of health care products	3.0%
6. Schlumberger Ltd. Producer of oil field services	2.9%
7. Tenet Healthcare Corp. Operator of specialty and general hospitals	2.8%
8. Intel Corp. Designer, manufacturer and seller of computer components and related products	2.7%
9. International Business Machines Corp. Manufacturer of computers and provider of information processing services	2.6%
10. Procter & Gamble Co. Manufacturer of diversified consumer products	2.6%

Asset allocation, sector diversification and holdings are subject to change.

A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio as of June 30, 2002 (Unaudited)

Capital Growth Portfolio

	Shares	Value ($)
Common Stocks 98.5%
Communications 0.6%
Cellular Telephone
AT&T Wireless Services, Inc.*	732,600	4,285,710
Consumer Discretionary 10.9%
Department & Chain Stores 8.8%
Home Depot, Inc.	469,950	17,261,264
Target Corp.	431,700	16,447,770
Wal-Mart Stores, Inc.	463,500	25,497,135
		59,206,169
Recreational Products 1.3%
Acclaim Entertainment, Inc. (Warrants)*	10,284	6,652
Harley-Davidson, Inc.	176,200	9,033,774
		9,040,426
Specialty Retail 0.8%
Staples, Inc.*	257,600	5,074,720
Consumer Staples 8.6%
Food & Beverage 3.8%
Coca-Cola Co.	204,500	11,452,000
PepsiCo, Inc.	296,500	14,291,300
		25,743,300
Package Goods/Cosmetics 4.8%
Colgate-Palmolive Co.	288,600	14,444,430
Procter & Gamble Co.	195,600	17,467,080
		31,911,510
Durables 1.8%
Aerospace
United Technologies Corp.	179,400	12,181,260
Energy 7.5%
Oil & Gas Production 4.6%
Anadarko Petroleum Corp.	231,000	11,388,300
EOG Resources, Inc.	210,400	8,352,880
Nabors Industries Ltd.*	335,600	11,846,680
		31,587,860
Oilfield Services/Equipment 2.9%
Schlumberger Ltd.	414,000	19,251,000
Financial 13.2%
Banks 1.5%
State Street Corp.	231,800	10,361,460
Consumer Finance 3.6%
American Express Co.	194,600	7,067,872
Citigroup, Inc.	446,333	17,295,404
		24,363,276
Insurance 2.2%
American International Group, Inc.	218,702	14,922,037
Other Financial Companies 5.9%
Fannie Mae	236,800	17,464,000
Franklin Resources, Inc.	167,500	7,142,200
Marsh & McLennan Companies, Inc.	59,000	5,699,400
Merrill Lynch & Co., Inc.	227,900	9,229,950
		39,535,550
Health 23.0%
Biotechnology 1.0%
Genentech, Inc.*	205,400	6,880,900
Health Industry Services 2.0%
Laboratory Corp. of America Holdings*	298,400	13,621,960
Hospital Management 2.8%
Tenet Healthcare Corp.*	263,300	18,839,115
Medical Supply & Specialty 6.9%
Baxter International, Inc.	224,700	9,987,915
Johnson & Johnson	389,800	20,370,948
Medtronic, Inc.	171,700	7,357,345
Zimmer Holdings, Inc.*	243,790	8,693,551
		46,409,759
Pharmaceuticals 10.3%
Abbott Laboratories	334,600	12,597,690
Eli Lilly & Co.	202,700	11,432,280
Merck & Co., Inc.	204,900	10,376,136
Pfizer, Inc.	801,975	28,069,125
Wyeth	133,800	6,850,560
		69,325,791
Manufacturing 4.6%
Diversified Manufacturing
General Electric Co.	890,500	25,869,025
Tyco International Ltd.	355,500	4,802,805
		30,671,830
Media 5.5%
Advertising 1.1%
Omnicom Group, Inc.	163,400	7,483,720
Broadcasting & Entertainment 2.9%
AOL Time Warner, Inc.*	480,100	7,062,271
Viacom, Inc. "B"*	278,500	12,357,045
		19,419,316
Cable Television 1.5%
Comcast Corp. "A"*	419,200	9,993,728
Service Industries 1.9%
EDP Services 1.2%
Electronic Data Systems Corp.	224,200	8,329,030
Miscellaneous Commercial Services 0.7%
Concord EFS, Inc.*	155,200	4,677,728
Technology 20.9%
Computer Software 6.8%
Microsoft Corp.*	603,100	32,989,570
Oracle Corp.*	844,100	7,993,627
PeopleSoft, Inc.*	165,500	2,462,640
VERITAS Software Corp.*	115,800	2,291,682
		45,737,519
EDP Peripherals 0.8%
EMC Corp.*	666,200	5,029,810
Electronic Components/Distributors 1.8%
Cisco Systems, Inc.*	884,400	12,337,380
Electronic Data Processing 2.6%
International Business Machines Corp.	245,600	17,683,200
Semiconductors 8.9%
Applied Materials, Inc.*	806,200	15,333,924
Intel Corp.	1,012,700	18,502,029
Linear Technology Corp.	228,500	7,181,755
Micron Technology, Inc.*	398,300	8,053,626
Texas Instruments, Inc.	450,800	10,683,960
		59,755,294
Total Common Stocks (Cost $789,443,292)		663,660,358

Cash Equivalents 1.5%
Scudder Cash Management QP Trust, 1.93% (b) (Cost $10,118,489)	10,118,489	10,118,489
Total Investment Portfolio - 100.0% (Cost $799,561,781) (a)		673,778,847

* Non-income producing security.
(a) The cost for federal income tax purposes was $800,246,130. At June 30, 2002, net unrealized depreciation for all securities based on tax cost was $126,467,283. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $60,892,976 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $187,360,259.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Purchases and sales of investment securities (excluding short-term investments), for the six months ended June 30, 2002, aggregated $66,457,747 and $59,287,264, respectively.

At December 31, 2001 the Capital Growth Portfolio had a net tax basis capital loss carryforward of approximately $18,038,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2009, the expiration date.

From November 1, 2001 through December 31, 2001, the Capital Growth Portfolio incurred approximately $13,990,000 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Capital Growth Portfolio

Statement of Assets and Liabilities as of June 30, 2002 (Unaudited)
Assets
Investments in securities, at value (cost $799,561,781)	$ 673,778,847
Cash	10,000
Dividends receivable	450,232
Interest receivable	24,120
Receivable for Portfolio shares sold	6,487
Total assets	674,269,686
Liabilities
Payable for investments purchased	315,693
Payable for Portfolio shares redeemed	855,032
Accrued management fee	257,835
Other accrued expenses and payables	86,700
Total liabilities	1,515,260
Net assets, at value	$ 672,754,426
Net Assets
Net assets consist of: Undistributed net investment income	970,450
Net unrealized appreciation (depreciation) on investments	(125,782,934)
Accumulated net realized gain (loss)	(94,221,411)
Paid-in capital	891,788,321
Net assets, at value	$ 672,754,426
Class A Net Asset Value, offering and redemption price per share ($672,202,695 / 51,799,770 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 12.98
Class B Net Asset Value, offering and redemption price per share ($551,731 / 42,645 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 12.94

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2002 (Unaudited)
Investment Income
Income: Dividends	$ 2,985,070
Interest	179,463
Total Income	3,164,533
Expenses: Management fee	1,869,748
Custodian fees	18,367
Accounting fees	62,223
Distribution fees (Class B)	823
Auditing	14,145
Legal	10,963
Trustees' fees and expenses	7,730
Reports to shareholders	11,559
Registration fees	5,823
Other	21,941
Total expenses, before expense reductions	2,023,322
Expense reductions	(21)
Total expenses, after expense reductions	2,023,301
Net investment income (loss)	1,141,232
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(61,509,144)
Net unrealized appreciation (depreciation) during the period on investments	(115,238,178)
Net gain (loss) on investment transactions	(176,747,322)
Net increase (decrease) in net assets resulting from operations	$ (175,606,090)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2002 (Unaudited)	Year Ended December 31, 2001
Operations: Net investment income (loss)	$ 1,141,232	$ 2,444,330
Net realized gain (loss) on investment transactions	(61,509,144)	(31,976,606)
Net unrealized appreciation (depreciation) on investment transactions during the period	(115,238,178)	(187,067,213)
Net increase (decrease) in net assets resulting from operations	(175,606,090)	(216,599,489)
Distributions to shareholders from: Net investment income: Class A	(2,359,010)	(3,672,763)
Class B	(321)	(1,237)
Net realized gains: Class A	-	(116,304,156)
Class B	-	(113,211)
Portfolio share transactions: Class A Proceeds from shares sold	94,368,719	227,496,956
Reinvestment of distributions	2,359,010	119,976,919
Cost of shares redeemed	(112,721,813)	(271,501,874)
Net increase (decrease) in net assets from Class A share transactions	(15,994,084)	75,972,001
Class B Proceeds from shares sold	32,919	89,688
Reinvestment of distributions	321	114,448
Cost of shares redeemed	(42,367)	(319,464)
Net increase (decrease) in net assets from Class B share transactions	(9,127)	(115,328)
Increase (decrease) in net assets	(193,968,632)	(260,834,183)
Net assets at beginning of period	866,723,058	1,127,557,241
Net assets at end of period (including undistributed net investment income of $970,450 and $2,188,549, respectively)	$ 672,754,426	$ 866,723,058
Other Information
Class A Shares outstanding at beginning of period	52,934,260	48,831,124
Shares sold	6,067,520	12,656,460
Shares issued to shareholders in reinvestment of distributions	160,695	6,460,793
Shares redeemed	(7,362,705)	(15,014,117)
Net increase (decrease) in Portfolio shares	(1,134,490)	4,103,136
Shares outstanding at end of period	51,799,770	52,934,260
Class B Shares outstanding at beginning of period	43,484	50,385
Shares sold	2,023	4,946
Shares issued to shareholders in reinvestment of distributions	22	6,170
Shares redeemed	(2,884)	(18,017)
Net increase (decrease) in Portfolio shares	(839)	(6,901)
Shares outstanding at end of period	42,645	43,484

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Capital Growth Portfolio

Class A(a)

Years Ended December 31,	2002[b]	2001	2000	1999	1998	1997
Selected Per Share Data
Net asset value, beginning of period	$ 16.36	$ 23.07	$ 29.13	$ 23.95	$ 20.63	$ 16.50
Income (loss) from investment operations: Net investment income[c]	.02	.05	.08	.10	.16	.18
Net realized and unrealized gain (loss) on investment transactions	(3.35)	(4.21)	(2.63)	7.64	4.46	5.39
Total from investment operations	(3.33)	(4.16)	(2.55)	7.74	4.62	5.57
Less distributions from: Net investment income	(.05)	(.08)	(.07)	(.07)	(.17)	(.19)
Net realized gains on investment transactions	-	(2.47)	(3.44)	(2.49)	(1.13)	(1.25)
Total distributions	(.05)	(2.55)	(3.51)	(2.56)	(1.30)	(1.44)
Net asset value, end of period	$ 12.98	$ 16.36	$ 23.07	$ 29.13	$ 23.95	$ 20.63
Total Return (%)	(20.42)**	(19.36)	(9.90)	35.23	23.23	35.76
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	672	866	1,126	1,254	901	676
Ratio of expenses before expense reductions (%)	.50*	.52[d]	.49	.49	.50	.51
Ratio of expenses after expense reductions (%)	.50*	.50[d]	.49	.49	.50	.51
Ratio of net investment income (loss) (%)	.29*	.27	.30	.43	.75	.96
Portfolio turnover rate (%)	15*	33	55	66	55	42

Class B

Years Ended December 31,	2002[b]	2001	2000	1999	1998	1997[e]
Selected Per Share Data
Net asset value, beginning of period	$ 16.29	$ 23.00	$ 29.05	$ 23.92	$ 20.61	$ 17.54
Income (loss) from investment operations: Net investment income[c]	.00***	.00***	.01	.04	.11	.08
Net realized and unrealized gain (loss) on investment transactions	(3.34)	(4.21)	(2.62)	7.62	4.45	3.08
Total from investment operations	(3.34)	(4.21)	(2.61)	7.66	4.56	3.16
Less distributions from: Net investment income	(.01)	(.03)	-	(.04)	(.12)	(.09)
Net realized gains on investment transactions	-	(2.47)	(3.44)	(2.49)	(1.13)	-
Total distributions	(.01)	(2.50)	(3.44)	(2.53)	(1.25)	(.09)
Net asset value, end of period	$ 12.94	$ 16.29	$ 23.00	$ 29.05	$ 23.92	$ 20.61
Total Return (%)	(20.53)**	(19.64)	(10.13)	34.88	22.94	18.00**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.55	.71	1.16	1.28	.83	.55
Ratio of expenses before expense reductions (%)	.75*	.77[d]	.74	.74	.75	.75*
Ratio of expenses after expense reductions (%)	.75*	.75[d]	.74	.74	.75	.75*
Ratio of net investment income (loss) (%)	.04*	.02	.05	.18	.49	.64*
Portfolio turnover rate (%)	15*	33	55	66	55	42

a On May 12, 1997 existing shares were redesignated as Class A shares.
b For the six months ended June 30, 2002 (Unaudited).
c Based on average shares outstanding during the period.
d The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .50% and ..50%, and .75% and .75% for Class A and Class B, respectively.
e For the period May 12, 1997 (commencement of sales of Class B shares) to December 31, 1997.
* Annualized ** Not annualized
*** Less than $.005 per share

Portfolio Management Discussion June 30, 2002

21st Century Growth Portfolio

Stock-specific setbacks and a higher-than-average weighting in health care stocks relative to the unmanaged Russell 2000 Growth Index led to sharp losses in the first half of 2002. The portfolio's performance was less than the overall stock market and that of the Russell 2000 Growth Index, the portfolio's benchmark. Weakness in biotechnology and educational services stocks within the portfolio contributed the most to the portfolio's results.

As the U.S. economic recovery sputtered, investors lost confidence in short-term earnings estimates. In addition, investors grew skeptical about corporate strategy and business forecasts amid increased scrutiny of corporate governance and management practices in many industries, including information technology, corporate and consumer services and biotechnology.

Market conditions continue to be difficult for small-cap growth style investments.

The portfolio's management team has become more sensitive to valuation when considering stocks for the fund's portfolio, and expects to look closely at the financial services sector as an area of potential increased investment in the coming months.

The team is also attempting to carefully redeploy assets into smaller stocks that the team sees as having the balance sheet strength and management skills for the long haul. In the team's view, the negative environment for the highest risk/highest potential return portion of the portfolio has reached an ebb phase. Losses in this area during the first half of 2002 reflected a level of despair that, in its view, is almost as unwarranted as was the market euphoria of two years earlier.

Sewall F. Hodges Peter Chin
Co-Manager Co-Manager

Roy C. McKay
Co-Manager

Performance Update June 30, 2002

21st Century Growth Portfolio

Growth of an Assumed $10,000 Investment
-- 21st Century Growth Portfolio - Class A -- Russell 2000 Growth Index

The Russell 2000 Growth Index is an unmanaged capitalization-weighted measure 2,000 of the smallest capitalized U.S. companies with a greater-than-average growth orientation and whose common stocks trade on the NYSE, AMEX, and Nasdaq. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Semiannual periods ended June 30

Comparative Results
		1-Year	3-Year	Life of Portfolio*
21st Century Growth Portfolio - Class A	Growth of $10,000	$5,986	$6,562	$7,328
	Average annual total return	-40.14%	-13.10%	-9.39%
Russell 2000 Growth Index	Growth of $10,000	$7,500	$7,381	$7,783
	Average annual total return	-25.00%	-9.63%	-7.61%

Growth of an Assumed $10,000 Investment
-- 21st Century Growth Portfolio - Class B -- Russell 2000 Growth Index

The Russell 2000 Growth Index is an unmanaged capitalization-weighted measure of 2,000 of the smallest capitalized U.S. companies with a greater-than-average growth orientation and whose common stocks trade on the NYSE, AMEX, and Nasdaq. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Semiannual periods ended June 30

Comparative Results
		1-Year	3-Year	Life of Portfolio*
21st Century Growth Portfolio - Class B	Growth of $10,000	$5,967	$6,497	$7,244
	Average annual total return	-40.33%	-13.39%	-9.72%
Russell 2000 Growth Index	Growth of $10,000	$7,500	$7,381	$7,783
	Average annual total return	-25.00%	-9.63%	-7.61%

* The Portfolio commenced operations on May 3, 1999. Index comparisons begin April 30, 1999.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns for the 3-year and Life of Portfolio periods for Class A and B shares would have been lower if the Portfolio's expenses were not maintained.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Portfolio Summary June 30, 2002

21st Century Growth Portfolio

Asset Allocation	6/30/02	12/31/01

Common Stocks	92%	86%
Cash Equivalents	8%	14%
	100%	100%

Sector Diversification (Excludes Cash Equivalents)	6/30/02	12/31/01

Health	28%	26%
Technology	17%	33%
Consumer Discretionary	14%	6%
Service Industries	11%	6%
Financial	6%	4%
Energy	5%	6%
Durables	5%	4%
Construction	4%	3%
Manufacturing	4%	5%
Other	6%	7%
	100%	100%

Ten Largest Equity Holdings at June 30, 2002 (27.0% of Portfolio)
1. Copart, Inc. Auctioneer of damaged vehicles for insurance companies	4.2%
2. Charles River Laboratories International, Inc. Provider of research tools and services for drug discovery	3.8%
3. UTStarcom, Inc. Provider of telecommunications equipment	3.0%
4. Too, Inc. Operator of clothing stores	2.8%
5. Pioneer Natural Resources Co. Exporter and producer of oil and gas	2.4%
6. UCBH Holdings, Inc. Provider of commercial banking services to small business owners	2.3%
7. American Medical Systems Holdings, Inc. Maker of surgical appliances and supplies	2.3%
8. Buca, Inc. Owner and operator of Italian restaurants	2.1%
9. Philadelphia Consolidated Holding Corp. Operator of a commercial property and casualty insurance company	2.1%
10. Advent Software, Inc. Provider of stand-alone and client/server software products	2.0%

Asset allocation, sector diversification and holdings are subject to change.

A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio as of June 30, 2002 (Unaudited)

21st Century Growth Portfolio

	Shares	Value ($)
Common Stocks 91.9%
Communications 0.2%
Telephone/Communications
Triton PCS Holdings, Inc. "A"*	23,900	93,210
Construction 3.4%
Building Materials 1.5%
Simpson Manufacturing Co., Inc.*	10,500	599,865
Building Products 1.9%
CoStar Group, Inc.*	34,900	716,497
Consumer Discretionary 12.6%
Apparel & Shoes 3.8%
American Eagle Outfitters, Inc.*	17,300	365,722
Too, Inc.*	35,300	1,087,240
		1,452,962
Department & Chain Stores 1.9%
Hot Topic, Inc.*	27,850	743,874
Hotels & Casinos 1.1%
Shuffle Master, Inc.*	23,600	433,532
Recreational Products 1.4%
International Game Technology*	9,300	527,310
Restaurants 4.4%
Buca, Inc.*	43,100	821,055
California Pizza Kitchen, Inc.*	22,100	548,080
Landry's Seafood Restaurants, Inc.	12,900	329,079
		1,698,214
Consumer Staples 0.4%
Food & Beverage
United Natural Foods, Inc.*	8,800	171,600
Durables 4.9%
Telecommunications Equipment
Harris Corp.	20,200	732,048
UTStarcom, Inc.*	56,900	1,147,673
		1,879,721
Energy 4.9%
Oil & Gas Production 3.6%
Pioneer Natural Resources Co.*	36,100	940,405
Unit Corp.*	27,000	468,450
		1,408,855
Oilfield Services/Equipment 1.3%
Spinnaker Exploration Co.*	14,000	504,280
Financial 5.7%
Banks 2.3%
UCBH Holdings, Inc.	23,800	904,638
Insurance 3.4%
Philadelphia Consolidated Holding Corp.*	17,900	811,586
Triad Guaranty, Inc.*	11,600	504,948
		1,316,534
Health 25.7%
Biotechnology 4.5%
CryoLife, Inc.*	36,500	586,190
Harvard Bioscience, Inc.*	87,300	488,007
ILEX Oncology, Inc.*	23,000	324,070
Integra LifeSciences Holdings Corp.*	15,300	332,775
		1,731,042
Health Industry Services 4.6%
Accredo Health, Inc.*	15,700	724,398
Apria Healthcare Group, Inc.*	16,000	358,400
Omnicell, Inc.*	43,100	290,925
Unilab Corp.*	14,500	397,155
		1,770,878
Hospital Management 1.9%
Province Healthcare Co.*	33,250	743,470
Medical Supply & Specialty 7.2%
American Medical Systems Holdings, Inc.*	44,100	884,646
Cytyc Corp.*	31,600	240,792
Endocare, Inc.*	21,800	287,978
Kyphon, Inc.*	26,800	390,744
SurModics, Inc.*	17,500	454,825
Therasense, Inc.*	27,600	508,944
		2,767,929
Pharmaceuticals 7.5%
American Pharmaceutical Partners, Inc.*	8,200	101,352
Aphton Corp.*	21,300	159,750
Celgene Corp.*	19,400	296,820
Charles River Laboratories International, Inc.*	42,000	1,472,100
Genta, Inc.*	39,400	326,626
NPS Pharmaceuticals, Inc.*	36,300	556,116
		2,912,764
Manufacturing 3.3%
Electrical Products 1.0%
ATMI, Inc.*	17,000	380,290
Industrial Specialty 0.8%
Invision Technologies, Inc.*	12,800	307,584
Machinery/Components/Controls 0.8%
Intier Automotive, Inc.	17,600	309,936
Office Equipment/Supplies 0.7%
Polycom, Inc.*	23,500	281,765
Media 2.8%
Broadcasting & Entertainment
Alloy, Inc.*	28,500	411,540
Radio One, Inc. "D"*	44,300	658,741
		1,070,281
Service Industries 10.0%
Miscellaneous Commercial Services
Copart, Inc.*	100,600	1,632,738
Identix, Inc.*	63,821	465,829
Kinder Morgan Management LLC	22,142	675,335
Korn/Ferry International*	54,400	495,040
WebEx Communications, Inc.*	37,400	594,660
		3,863,602
Technology 15.6%
Computer Software 7.9%
Advent Software, Inc.*	30,700	788,990
I-many, Inc.*	92,700	254,832
Nassda Corp.*	34,600	428,002
Precise Software Solutions Ltd.*	25,300	241,615
SmartForce PLC (ADR)*	69,700	236,980
THQ, Inc.*	24,450	729,099
Witness Systems, Inc.*	52,800	389,664
		3,069,182
Diverse Electronic Products 0.4%
NetScreen Technologies, Inc.*	16,900	155,142
Office/Plant Automation 1.6%
CACI International, Inc. "A"*	16,000	611,040
Precision Instruments 0.3%
Zygo Corp.*	12,300	99,015
Semiconductors 5.4%
AstroPower, Inc.*	37,500	736,500
Cree, Inc.*	42,000	555,660
Genesis Microchip, Inc.*	37,400	311,916
Microsemi Corp.*	11,800	77,880
Veeco Instruments, Inc.*	17,000	392,870
		2,074,826
Transportation 2.4%
Airlines 0.7%
SkyWest, Inc.	11,800	276,002
Trucking 1.7%
Heartland Express, Inc.	27,465	657,225
Total Common Stocks (Cost $42,070,909)		35,533,065

	Shares	Value ($)
Cash Equivalents 8.1%
Scudder Cash Management QP Trust, 1.93% (b) (Cost $3,117,698)	3,117,698	3,117,698
Total Investment Portfolio - 100.0% (Cost $45,188,607) (a)		38,650,763

* Non-income producing security.
(a) The cost for federal income tax purposes was $45,371,419. At June 30, 2002, net unrealized depreciation for all securities based on tax cost was $6,720,656. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,680,691 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,401,347.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Purchases and sales of investment securities (excluding short-term investments), for the six months ended June 30, 2002, aggregated $23,187,169 and $14,104,974, respectively.

At December 31, 2001, the 21st Century Growth Portfolio had a net tax basis capital loss carryforward of approximately $13,382,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2008 ($1,217,000) and December 31, 2009 ($12,165,000), the respective expiration dates, whichever comes first.

From November 1, 2001 through December 31, 2001, the 21st Century Growth Portfolio incurred approximately $336,000 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Statements

21st Century Growth Portfolio

Statement of Assets and Liabilities as of June 30, 2002 (Unaudited)
Assets
Investments in securities, at value (cost $45,188,607)	$ 38,650,763
Dividends receivable	1,426
Interest receivable	193
Receivable for Portfolio shares sold	46,854
Total assets	38,699,236
Liabilities
Payable for Portfolio shares redeemed	190
Accrued management fee	28,914
Other accrued expenses and payables	30,825
Total liabilities	59,929
Net assets, at value	$ 38,639,307
Net Assets
Net assets consist of: Accumulated net investment loss	(201,997)
Net unrealized appreciation (depreciation) on investment securities	(6,537,844)
Accumulated net realized gain (loss)	(19,541,667)
Paid-in capital	64,920,815
Net assets, at value	$ 38,639,307
Net Asset Value
Class A Net Asset Value, offering and redemption price per share ($38,638,872 / 8,896,198 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 4.34
Class B Net Asset Value, offering and redemption price per share ($435 / 101.3 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 4.29

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2002 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $252)	$ 6,309
Interest	39,313
Total Income	45,622
Expenses: Management fee	191,210
Custodian fees	6,222
Accounting fees	33,686
Distribution service fees (Class B)	1
Auditing	8,458
Legal	499
Trustees' fees and expenses	1,286
Reports to shareholders	4,501
Registration fees	806
Other	1,013
Total expenses, before expense reductions	247,682
Expense reductions	(63)
Total expenses, after expense reductions	247,619
Net investment income (loss)	(201,997)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(5,460,934)
Net unrealized appreciation (depreciation) during the period on investments	(10,085,658)
Net gain (loss) on investment transactions	(15,546,592)
Net increase (decrease) in net assets resulting from operations	$ (15,748,589)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2002 (Unaudited)	Year Ended December 31, 2001
Operations: Net investment income (loss)	$ (201,997)	$ (199,240)
Net realized gain (loss) on investment transactions	(5,460,934)	(10,622,752)
Net unrealized appreciation (depreciation) on investment transactions during the period	(10,085,658)	3,751,550
Net increase (decrease) in net assets resulting from operations	(15,748,589)	(7,070,442)
Portfolio share transactions: Class A Proceeds from shares sold	15,821,395	49,939,921
Cost of shares redeemed	(6,007,775)	(24,704,439)
Net increase (decrease) in net assets from Class A share transactions	9,813,620	25,235,482
Increase (decrease) in net assets	(5,934,969)	18,165,040
Net assets at beginning of period	44,574,276	26,409,236
Net assets at end of period (including accumulated net investment loss of $201,997 at June 30, 2002)	$ 38,639,307	$ 44,574,276
Other Information
Class A Shares outstanding at beginning of period	7,152,255	3,253,589
Shares sold	2,883,913	7,656,411
Shares redeemed	(1,139,970)	(3,757,745)
Net increase (decrease) in Portfolio shares	1,743,943	3,898,666
Shares outstanding at end of period	8,896,198	7,152,255
Class B Shares outstanding at beginning of period	101	101
Shares outstanding at end of period	101	101

The accompanying notes are an integral part of the financial statements.

Financial Highlights

21st Century Growth Portfolio

Class A

Years Ended December 31,	2002[a]	2001	2000	1999[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.23	$ 8.12	$ 10.55	$ 6.00[c]
Income (loss) from investment operations: Net investment income (loss)[d]	(.02)	(.04)	(.11)	(.04)
Net realized and unrealized gain (loss) on investment transactions	(1.87)	(1.85)	(2.20)	4.59
Total from investment operations	(1.89)	(1.89)	(2.31)	4.55
Less distributions from: Net realized gains on investment transactions	-	-	(.12)	-
Net asset value, end of period	$ 4.34	$ 6.23	$ 8.12	$ 10.55
Total Return (%)	(30.34)**	(23.28)[e]	(22.39)[e]	75.83e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	39	45	26	15
Ratio of expenses before expense reductions (%)	1.13*	1.17[f]	1.35	2.90*
Ratio of expenses after expense reductions (%)	1.13*	1.15[f]	1.29	1.50*
Ratio of net investment income (loss) (%)	(.92)*	(.64)	(1.06)	(.95)*
Portfolio turnover rate (%)	71*	103	109	61

Class B

Years Ended December 31,	2002[a]	2001	2000	1999[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.15	$ 8.04	$ 10.51	$ 6.00[c]
Income (loss) from investment operations: Net investment income (loss)[d]	(.03)	(.06)	(.13)	(.06)
Net realized and unrealized gain (loss) on investment transactions	(1.83)	(1.83)	(2.22)	4.57
Total from investment operations	(1.86)	(1.89)	(2.35)	4.51
Less distributions from: Net realized gains on investment transactions	-	-	(.12)	-
Net asset value, end of period	$ 4.29	$ 6.15	$ 8.04	$ 10.51
Total Return (%)	(30.24)**	(23.51)[e]	(22.79)[e]	75.17e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	-***	-***	-***	-***
Ratio of expenses before expense reductions (%)	1.38*	1.42[f]	1.60	3.15*
Ratio of expenses after expense reductions (%)	1.38*	1.40[f]	1.54	1.75*
Ratio of net investment income (loss) (%)	(1.17)*	(.89)	(1.31)	(1.20)*
Portfolio turnover rate (%)	71*	103	109	61

a For the six months ended June 30, 2002 (Unaudited).
b For the period May 3, 1999 (commencement of operations) to December 31, 1999.
c Original capital.
d Based on average shares outstanding during the period.
e Total return would have been lower had certain expenses not been reduced.
f The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.16% and 1.15%, and 1.41% and 1.40% for Class A and Class B, respectively.
* Annualized
** Not annualized
*** Net assets less than one million

Portfolio Management Discussion June 30, 2002

Global Discovery Portfolio

Global equity markets were dominated by uncertainty during the first half of 2002. Despite a brief reprieve early on, share prices throughout most of the developed world were generally weak as accounting scandals, renewed fears of terrorism, lackluster profits and concerns about slowing economies undermined investor confidence and weakened the U.S. dollar.

In this volatile market that was distinctly biased toward value stocks, Scudder Global Discovery Portfolio declined for the semiannual period, lagging its benchmark, the Salomon Smith Barney World Extended Market Index. In addition to being hampered by its growth bias, the portfolio was hurt by its relatively heavy exposure to health care stocks. That sector was hit hard by patent panic during the second quarter ending 6/30/02. On the flip side, financials, particularly Irish financials, continued to help offset losses. As a result of appreciation, financials have passed health care as the largest sector concentration in the portfolio. With respect to country exposure, our stocks in the United Kingdom had poor performance. They appear to be more sensitive to market volatility. Because of this, we are restructuring our analytic efforts here, separating analysis of European small caps into two groups: Continental Europe and the United Kingdom. With respect to the portfolio's building blocks, we have positioned the allocations so that the higher-growth (and higher-risk) stocks are at the lower end of their ranges while stable growth and growth-at-value-prices stocks are slightly more heavily weighted. These latter stocks have historically performed better in a value-biased environment.

Gerald J. Moran Sewall F. Hodges
Co-Manager Co-Manager

Performance Update June 30, 2002

Global Discovery Portfolio

Growth of an Assumed $10,000 Investment
-- Global Discovery Portfolio - Class A* -- Salomon Smith Barney World Equity EMI

The Salomon Smith Barney World Equity Extended Market Index is an unmanaged small capitalization stock universe of 22 countries. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
		1-Year	3-Year	5-Year	Life of Portfolio*
Global Discovery Portfolio - Class A*	Growth of $10,000	$8,318	$9,849	$12,977	$15,060
	Average annual total return	-16.82%	-.51%	5.35%	6.88%
Salomon Smith Barney World Equity EMI	Growth of $10,000	$9,553	$10,395	$11,951	$13,158
	Average annual total return	-4.47%	1.30%	3.63%	4.62%

* The Portfolio commenced operations on May 1,1996. Index comparisons begin April 30, 1996. On May 2, 1997, existing shares were redesignated as Class A shares.
Growth of an Assumed $10,000 Investment
-- Global Discovery Portfolio - Class B** -- Salomon Smith Barney World Equity EMI

The Salomon Smith Barney World Equity Extended Market Index is an unmanaged small capitalization stock universe of 22 countries. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
		1-Year	3-Year	5-Year	Life of Portfolio**
Global Discovery Portfolio - Class B**	Growth of $10,000	$8,295	$9,783	$12,818	$14,328
	Average annual total return	-17.05%	-.73%	5.09%	7.22%
Salomon Smith Barney World Equity EMI	Growth of $10,000	$9,553	$10,395	$11,951	$13,329
	Average annual total return	-4.47%	1.30%	3.63%	5.80%

** The Portfolio commenced selling Class B shares on May 2, 1997. Index comparisons begin April 30, 1997.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns for 5-year and Life of Portfolio periods for Class A and B shares would have been lower if the Portfolio's expenses were not maintained.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Portfolio Summary June 30, 2002

Global Discovery Portfolio

Geographical (Excludes Cash Equivalents)	6/30/02	12/31/01

U.S. & Canada	51%	56%
Europe	38%	34%
Japan	7%	5%
Other	4%	5%
	100%	100%

Sector Diversification (Excludes Cash Equivalents)	6/30/02	12/31/01

Financial	26%	21%
Health	20%	25%
Service Industries	16%	16%
Consumer Discretionary	11%	9%
Technology	9%	9%
Energy	6%	6%
Manufacturing	3%	4%
Transportation	3%	2%
Media	3%	2%
Other	3%	6%
	100%	100%

Ten Largest Equity Holdings at June 30, 2002 (32.6% of Portfolio)
1. Anglo Irish Bank Corp., PLC Provider of financial services for the business and private sectors	Ireland	6.3%
2. Legg Mason, Inc. Provider of various financial services	United States	4.2%
3. Irish Life & Permanent PLC Provider of diversified financial services	Ireland	3.4%
4. Laboratory Corporation of America Holdings Developer of medical tests used in patient diagnosis and treatment	United States	3.3%
5. Deutsche Boerse AG Provider of financial services	Germany	3.1%
6. St. Jude Medical, Inc. Manufacturer of heart valves	United States	2.6%
7. Fiserv, Inc. Provider of data processing services	United States	2.6%
8. Biomet, Inc. Manufacturer of surgical implant devices	United States	2.5%
9. Zions Bancorp. Provider of commercial banking services	United States	2.5%
10. Matalan PLC Retailer of clothing	United Kingdom	2.1%

Geographical, sector diversification and holdings are subject to change.

A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio as of June 30, 2002 (Unaudited)

Global Discovery Portfolio

	Shares	Value ($)
Common Stocks 95.5%
Australia 1.3%
Aristocrat Leisure Ltd. (Manufacturer of gaming machines and table gaming equipment)	293,267	893,956
Macquarie Bank Ltd. (Provider of banking and financial services)	40,500	667,477
QBE Insurance Group Ltd. (Underwriter of commercial, industrial and individual insurance)	116,500	435,863
		1,997,296
Brazil 0.4%
Empresa Brasiliera de Aeronautica SA (ADR) (Manufacturer of aircraft)	29,018	620,985
France 5.3%
Autoroutes du Sud de la France* (Developer and operator of toll roads)	85,555	2,334,528
Galeries Lafayette SA (Operator of department stores and supermarket chains)	14,155	1,796,393
JC Decaux SA* (Provider of advertising services)	120,447	1,637,335
Vinci SA (Builder of roads and provider of engineering and construction services)	31,558	2,149,666
		7,917,922
Germany 3.1%
Deutsche Boerse AG (Provider of financial services)	109,627	4,650,231
Greece 1.0%
Hellenic Bottling Co. SA (Distributor of soft drinks)	91,100	1,549,352
Hong Kong 2.2%
Legend Group Ltd. (Manufacturer of computers and related products)	2,947,000	1,076,795
Li & Fung Ltd. (Operator of export trading business)	1,612,000	2,190,681
		3,267,476
Ireland 13.0%
Anglo Irish Bank Corp., PLC (Provider of financial services for business and private sectors)	1,451,908	9,407,477
Irish Continental Group PLC (Provider of passenger transport and freight shipping)	65,060	516,446
Irish Life & Permanent PLC (Provider of diversified financial services)	349,928	5,086,713
Jurys Doyle Hotel Group PLC (Operator of hotels and inns)	229,950	2,327,311
Ryanair Holdings PLC* (Provider of passenger airline services)	339,500	2,105,429
		19,443,376
Japan 6.7%
AEON Credit Service Co., Ltd. (Creditor that services loans and credit cards)	27,000	1,618,215
JAFCO Co., Ltd. (Operator of a venture capital company)	21,400	1,898,799
Nidec Corp. (Manufacturer of small-scale motors for hard disc drives)	36,400	2,647,771
Olympus Optical Co., Ltd. (Manufacturer of opto-electronic and related products)	165,000	2,312,058
Shinko Securities Co., Ltd.* (Provider of financial services)	772,000	1,473,369
		9,950,212
Netherlands 1.4%
Vedior NV (Provider of temporary employment services)	153,415	2,131,163
Russia 0.6%
Mobile Telesystems (ADR) (Provider of cellular phone services)	31,700	960,193
Spain 1.3%
Amadeus Global Travel Distribution SA "A"* (Operator of a travel reservation system)	244,900	1,574,652
Sogecable SA* (Provider of cable television services)	16,340	312,269
		1,886,921
Sweden 0.3%
Eniro AB* (Publisher of catalogs and telephone directories)	59,700	459,823
United Kingdom 10.4%
Aegis Group PLC (Provider of independent media services)	1,289,214	1,770,722
Amey PLC (Holder of service and contracting companies that provide business outsourcing)	268,442	737,405
ARM Holdings PLC* (Designer of RISC microprocessors and related technology)	815,648	1,822,412
Capita Group PLC* (Provider of support services for both public and private sectors)	323,465	1,544,446
Friends Provident PLC (Manager of life insurance business)	394,505	873,901
Matalan PLC (Retailer of clothing)	642,401	3,067,268
Misys PLC (Provider of software and hardware computer solutions)	289,859	1,073,478
PizzaExpress PLC (Operator of pizza restaurants)	165,345	1,176,617
St. James's Place Capital PLC (New) (Provider of money management and insurance)	320,075	896,383
Taylor Nelson Sofres PLC (Provider of market research services)	571,861	1,671,532
Wood Group (John) PLC* (Provider of energy services)	295,422	949,408
		15,583,572
United States 48.5%
Abercrombie & Fitch Co. "A"* (Retailer of casual apparel for men and women)	34,900	841,789
Affiliated Computer Services, Inc. "A" (Provider of information technology services and electronic funds transfer)	32,800	1,557,344
Alexion Pharmaceuticals, Inc.* (Developer of immunoregulatory compounds)	20,700	313,605
Alkermes, Inc.* (Developer of immunoregulatory compounds)	60,800	973,408
Allegheny Energy, Inc. (Provider of electric and gas power)	29,500	759,625
Applied Micro Circuits Corp.* (Designer and manufacturer of high-bandwidth silicon solutions)	112,600	532,598
Biomet, Inc. (Manufacturer of surgical implant devices)	138,725	3,762,222
Brinker International, Inc.* (Operator of limited menu restaurants)	74,100	2,352,675
Caremark Rx, Inc.* (Provider of pharmaceutical services)	184,200	3,039,300
Celgene Corp.* (Producer of pharmaceuticals)	42,000	642,600
Cephalon, Inc.* (Developer of biopharmaceutical products)	11,900	537,880
Copart, Inc. (Auctioneer of damaged vehicles for insurance companies)	85,800	1,392,534
Diamond Offshore Drilling, Inc. (Operator of offshore oil and gas well drilling business)	42,600	1,214,100
Diebold, Inc. (Provider of financial, educational and health care services)	28,400	1,057,616
Documentum, Inc.* (Developer of software products)	107,600	1,291,200
Energy East Corp. (Provider of electricity, natural gas and liquid petroleum gas)	114,800	2,594,480
EOG Resources, Inc. (Explorer and producer of oil and gas)	54,000	2,143,800
Fiserv, Inc. (Provider of data processing services)	104,700	3,843,537
Garmin Ltd.* (Provider of navigation, communication and information devices)	73,700	1,625,085
Genesis Microchip, Inc.* (Designer and developer of integrated circuits for digital video and graphics)	69,600	580,464
H&R Block, Inc. (Provider of tax consulting and preparation services)	55,100	2,542,865
Invitrogen Corp.* (Developer of research kits)	39,100	1,251,591
Laboratory Corporation of America Holdings* (Developer of medical tests used in patient diagnosis and treatment)	109,000	4,975,850
Lam Research Corp.* (Manufacturer of plasma etching equipment)	46,400	834,272
Legg Mason, Inc. (Provider of various financial services)	125,900	6,211,906
Medarex, Inc.* (Operator of a pharmaceutical company)	35,200	261,184
Mercury Interactive Corp.* (Producer of automated software testing tools)	33,500	769,160
NPS Pharmaceuticals, Inc.* (Developer of small molecule drugs)	45,900	703,188
Pharmaceutical Resources, Inc.* (Operator of a generic pharmaceutical company)	43,200	1,200,096
Polycom, Inc.* (Manufacturer of audio and data conferencing products)	83,500	1,001,165
Province Healthcare Co. (Acquirer and operator of rural hospitals)	80,850	1,807,806
Radio One, Inc. "D"* (Provider of radio broadcasting)	95,400	1,418,598
Sabre Holdings Corp.* (Provider of on-line travel reservation capabilities)	34,200	1,224,360
Shaw Group, Inc.* (Manufacturer of piping systems)	62,700	1,924,890
Spinnaker Exploration Co.* (Producer of oil and natural gas)	29,300	1,055,386
St. Jude Medical, Inc.* (Manufacturer of heart valves)	53,200	3,928,820
Symbol Technologies, Inc. (Manufacturer of bar code laser scanners)	306,393	2,604,341
Tiffany & Co. (Operator of jewelry and gift stores)	64,800	2,280,960
Waters Corp.* (Provider of high-performance liquid chromatography products and services)	65,500	1,748,850
Zions Bancorp. (Provider of commercial banking services)	70,400	3,667,840
		72,468,990
Total Common Stocks (Cost $152,408,565)		142,887,512
	Principal Amount ($)	Value ($)
Convertible Bonds 0.4%
Cephalon, Inc., Convertible, 5.25%, 5/1/2006 (Developer of biopharmaceutical products) (Cost $581,000)	581,000	535,275
	Shares	Value ($)
Cash Equivalents 4.1%
Scudder Cash Management QP Trust, 1.93% (b) (Cost $6,057,949)	6,057,949	6,057,949
Total Investment Portfolio - 100.0% (Cost $159,047,514) (a)		149,480,736

* Non-income producing security.
(a) The cost for federal income tax purposes was $159,776,644. At June 30, 2002, net unrealized depreciation for all securities based on tax cost was $10,295,908. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $20,115,231 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $30,411,139.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Purchases and sales of investment securities (excluding short-term investments), for the six months ended June 30, 2002, aggregated $37,053,907 and $38,513,688 respectively.

At December 31, 2001, the Global Discovery Portfolio had a net tax basis capital loss carryforward of approximately $24,864,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2009, the expiration date.

From November 1, 2001 through December 31, 2001, the Global Discovery Portfolio incurred approximately $3,960,000 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Global Discovery Portfolio

Statement of Assets and Liabilities as of June 30, 2002 (Unaudited)
Assets
Investments in securities, at value (cost $159,047,514)	$ 149,480,736
Cash	29,507
Foreign currency, at value, (cost $1,987,773)	2,155,034
Receivable for investments sold	504,784
Dividends receivable	216,424
Interest receivable	13,023
Receivable for Portfolio shares sold	24,552
Foreign taxes recoverable	69,127
Total assets	152,493,187
Liabilities
Payable for investments purchased	1,100,974
Payable for Portfolio shares redeemed	246,881
Accrued management fee	154,267
Other accrued expenses and payables	79,624
Total liabilities	1,581,746
Net assets, at value	$ 150,911,441
Net Assets
Net assets consist of: Undistributed net investment income	72,096
Net unrealized appreciation (depreciation) on: Investments	(9,566,778)
Foreign currency related transactions	179,863
Accumulated net realized gain (loss)	(40,360,373)
Paid-in capital	200,586,633
Net assets, at value	$ 150,911,441
Class A Net Asset Value, offering and redemption price per share ($145,205,189 / 18,125,652 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 8.01
Class B Net Asset Value, offering and redemption price per share ($5,706,252 / 719,278 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 7.93

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2002 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $13,949)	$ 917,355
Interest	86,345
Total Income	1,003,700
Expenses: Management fee	771,196
Custodian fees	66,065
Accounting fees	56,771
Distribution service fees	8,084
Auditing	11,050
Legal	2,696
Trustees' fees and expenses	3,220
Reports to shareholders	12,522
Total expenses	931,604
Net investment income (loss)	72,096
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(11,126,916)
Foreign currency related transactions	339,600
(10,787,316)
Net unrealized appreciation (depreciation) during the period on: Investments	(1,983,711)
Foreign currency related transactions	(122,440)
(2,106,151)
Net gain (loss) on investment transactions	(12,893,467)
Net increase (decrease) in net assets resulting from operations	$ (12,821,371)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2002 (Unaudited)	Year Ended December 31, 2001
Operations: Net investment income (loss)	$ 72,096	$ (21,635)
Net realized gain (loss) on investment transactions	(10,787,316)	(27,919,561)
Net unrealized appreciation (depreciation) on investment transactions during the period	(2,106,151)	(15,489,636)
Net increase (decrease) in net assets resulting from operations	(12,821,371)	(43,430,832)
Distributions to shareholders from: Net realized gains: Class A	-	(2,677,843)
Class B	-	(162,230)
Portfolio share transactions: Class A Proceeds from shares sold	51,223,355	161,605,840
Reinvestment of distributions	-	2,677,843
Cost of shares redeemed	(43,894,501)	(129,432,610)
Net increase (decrease) in net assets from Class A share transactions	7,328,854	34,851,073
Class B Proceeds from shares sold	194,498	1,138,358
Reinvestment of distributions	-	162,230
Cost of shares redeemed	(832,030)	(2,492,123)
Net increase (decrease) in net assets from Class B share transactions	(637,532)	(1,191,535)
Increase (decrease) in net assets	(6,130,049)	(12,611,367)
Net assets at beginning of period	157,041,490	169,652,857
Net assets at end of period (including undistributed net investment income of $72,096 at June 30, 2002)	$ 150,911,441	$ 157,041,490
Other Information
Class A Shares outstanding at beginning of period	17,267,802	13,514,198
Shares sold	5,989,474	17,691,979
Shares issued to shareholders in reinvestment of distributions	-	265,396
Shares redeemed	(5,131,624)	(14,203,771)
Net increase (decrease) in Portfolio shares	857,850	3,753,604
Shares outstanding at end of period	18,125,652	17,267,802
Class B Shares outstanding at beginning of period	795,058	921,916
Shares sold	23,110	125,458
Shares issued to shareholders in reinvestment of distributions	-	16,191
Shares redeemed	(98,890)	(268,507)
Net increase (decrease) in Portfolio shares	(75,780)	(126,858)
Shares outstanding at end of period	719,278	795,058

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Global Discovery Portfolio

Class A(a)

Years Ended December 31,	2002[g]	2001	2000	1999	1998	1997
Selected Per Share Data
Net asset value, beginning of period	$ 8.70	$ 11.76	$ 13.18	$ 8.04	$ 7.08	$ 6.33
Income (loss) from investment operations: Net investment income (loss)[b]	.00***	(.00)***	(.03)	(.06)	(.03)	(.03)
Net realized and unrealized gain (loss) on investment transactions	(.69)	(2.87)	(.62)	5.30	1.18	.81
Total from investment operations	(.69)	(2.87)	(.65)	5.24	1.15	.78
Less distributions from: Net investment income	-	-	(.11)	-	(.12)	(.02)
Net realized gains on investment transactions	-	(.19)	(.66)	(.10)	(.07)	(.01)
Total distributions	-	(.19)	(.77)	(.10)	(.19)	(.03)
Net asset value, end of period	$ 8.01	$ 8.70	$ 11.76	$ 13.18	$ 8.04	$ 7.08
Total Return (%)	(7.93)**	(24.59)	(5.29)	65.88	16.44[c]	12.38[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	145	150	159	71	25	18
Ratio of expenses before expense reductions (%)	1.17*	1.23[d]	1.28	1.63	1.79	1.79
Ratio of expenses after expense reductions (%)	1.17*	1.22[d]	1.28	1.63	1.72	1.50
Ratio of net investment income (loss) (%)	.10*	.00[e]	(.25)	(.66)	(.40)	(.44)
Portfolio turnover rate (%)	49*	56	66	70	54	83

Class B

Years Ended December 31,	2002[g]	2001	2000	1999	1998	1997[f]
Selected Per Share Data
Net asset value, beginning of period	$ 8.62	$ 11.69	$ 13.11	$ 8.01	$ 7.07	$ 6.20
Income (loss) from investment operations: Net investment income (loss)[b]	(.01)	(.02)	(.07)	(.08)	(.05)	(.04)
Net realized and unrealized gain (loss) on investment transactions	(.68)	(2.86)	(.61)	5.28	1.18	.91
Total from investment operations	(.69)	(2.88)	(.68)	5.20	1.13	.87
Less distributions from: Net investment income	-	-	(.08)	-	(.12)	-
Net realized gains on investment transactions	-	(.19)	(.66)	(.10)	(.07)	-
Total distributions	-	(.19)	(.74)	(.10)	(.19)	-
Net asset value, end of period	$ 7.93	$ 8.62	$ 11.69	$ 13.11	$ 8.01	$ 7.07
Total Return (%)	(8.00)**	(24.96)	(5.42)	65.63	16.18[c]	14.03c**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	7	11	7	4	2
Ratio of expenses before expense reductions (%)	1.42*	1.48[d]	1.53	1.88	2.04	2.00*
Ratio of expenses after expense reductions (%)	1.42*	1.47[d]	1.53	1.88	1.98	1.75*
Ratio of net investment income (loss) (%)	(.15)*	(.25)	(.52)	(.91)	(.69)	(.89)*
Portfolio turnover rate (%)	49*	56	66	70	54	83

a On May 2, 1997 existing shares were redesignated as Class A shares.
b Based on average shares outstanding during the period.
c Total returns would have been lower had certain expenses not been reduced.
d The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.22% and 1.22%, and 1.47% and 1.47% for Class A and Class B, respectively.
e Less than .005%
f For the period May 2, 1997 (commencement of sales of Class B shares) to December 31, 1997.
g For the six months ended June 30, 2002 (Unaudited).
* Annualized ** Not annualized *** Less than $.005 per share

Portfolio Management Discussion June 30, 2002

International Portfolio

International equity markets were dominated by uncertainty during the first half of 2002. Despite a brief reprieve early on, share prices throughout most of the developed world were generally weak as accounting scandals, renewed fears of terrorism, lackluster profits and concerns about slowing economies undermined investor confidence and weakened the U.S. dollar.

Scudder International Portfolio declined for the semiannual period, lagging its benchmark, the MSCI EAFE & Canada Index. Select holdings in health care combined with below-benchmark weightings in utilities and consumer staples had a negative impact on performance as market uncertainty prompted investors to seek out companies with relatively stable earnings streams. Solid stock selection across a broad range of other sectors - particularly energy, financials, industrials and information technology - helped to offset some of these losses. Additionally, an underweight position in Japan caused us to miss out on the rally in banks, utilities and other domestic-oriented companies.

Looking ahead, we are prepared for continued volatility and only modest progress with economic recovery, though we do not expect the U.S. dollar to weaken much further.

Please note that during the period under review, the portfolio experienced a change in investment advisor and portfolio management. Shifts in the portfolio have been limited with respect to this transition. The philosophy, objective and overall process remain intact. We have been consolidating the portfolio, focusing on stocks in which we have the strongest conviction, and the bulk of that process has now been completed.

Clare Brody Marc J. Slendebroek
Co-Manager Co-Manager

Joseph DeSantis
Co-Manager

Performance Update June 30, 2002

International Portfolio

Growth of an Assumed $10,000 Investment
-- International Portfolio - Class A* -- MSCI EAFE & Canada Index

The Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index is an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada. Index returns assume reinvestment of dividends net of withholding tax and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
		1-Year	3-Year	5-Year	10-Year
International Portfolio - Class A*	Growth of $10,000	$8,144	$7,294	$9,087	$17,200
	Average annual total return	-18.56%	-9.99%	-1.90%	5.57%
MSCI EAFE & Canada Index	Growth of $10,000	$9,058	$8,195	$9,353	$17,091
	Average annual total return	-9.42%	-6.42%	-1.33%	5.51%

* On May 8, 1997, existing shares were redesignated as Class A shares.
Growth of an Assumed $10,000 Investment
-- International Portfolio - Class B** -- MSCI EAFE & Canada Index

The Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index is an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada. Index returns assume reinvestment of dividends net of withholding tax and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results
		1-Year	3-Year	5-Year	Life of Portfolio**
International Portfolio - Class B**	Growth of $10,000	$8,156	$7,260	$9,007	$9,655
	Average annual total return	-18.44%	-10.12%	-2.07%	-.68%
MSCI EAFE & Canada Index	Growth of $10,000	$9,058	$8,195	$9,353	$9,852
	Average annual total return	-9.42%	-6.42%	-1.33%	-.29%

** The Portfolio commenced selling Class B shares on May 8, 1997. Index comparisons begin May 31, 1997.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Portfolio Summary June 30, 2002

International Portfolio

Geographical (Excludes Cash Equivalents)	6/30/02	12/31/01

Europe	74%	72%
Japan	18%	20%
Pacific Basin	6%	6%
Latin America	1%	-%
U.S. & Canada	1%	2%
	100%	100%

Sector Diversification (Excludes Cash Equivalents)	6/30/02	12/31/01

Financial	19%	17%
Energy	12%	7%
Manufacturing	12%	14%
Health	9%	8%
Consumer Staples	7%	5%
Communications	7%	12%
Service Industries	7%	6%
Technology	6%	9%
Durables	5%	4%
Other	16%	18%
	100%	100%

Ten Largest Equity Holdings at June 30, 2002 (23.8% of Portfolio)
1. TotalFinaELF SA Producer of oil and natural gas	France	3.3%
2. Novartis AG Manufacturer of pharmaceutical and nutrition products	Switzerland	3.2%
3. BP PLC Exporter and producer of oil and natural gas	United Kingdom	2.8%
4. Vodafone Group PLC Provider of mobile telecommunication services	United Kingdom	2.7%
5. Shell Transport & Trading PLC Provider of oil and gas	United Kingdom	2.5%
6. Royal Bank of Scotland Group PLC Provider of a wide range of financial services	United Kingdom	2.2%
7. Aventis SA Manufacturer of life science products	France	2.0%
8. GlaxoSmithKline PLC Developer of vaccines and health-related consumer products	United Kingdom	2.0%
9. ENI SpA Provider of oilfield and engineering services	Italy	1.6%
10. Schneider Electric SA Manufacturer of electronic components and automated manufacturing systems	France	1.5%

Geographical, sector diversification and holdings are subject to change.

A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio as of June 30, 2002 (Unaudited)

International Portfolio

	Shares	Value ($)
Common Stocks 87.7%
Australia 1.4%
BHP Billiton Ltd. (Producer of petroleum, mineral and steel products)	570,500	3,310,917
Brambles Industries Ltd. (Provider of logistical and waste management services)	520,400	2,767,992
WMC Ltd. (Developer of varied mineral products)	306,983	1,572,294
		7,651,203
Belgium 0.6%
Interbrew (Operator of brewing business)	104,200	3,005,617
Brazil 0.4%
Companhia Vale do Rio Doce* (ADR) (Operator of diverse mining and industrial complex)	72,000	1,992,240
Canada 1.0%
Canadian National Railway Co. (Operator of railroads)	99,193	5,239,496
Denmark 1.0%
Group 4 Falck S/A (Operator of rescue stations and provider of emergency services)	49,300	1,710,161
Henkel KGaA (Manufacturer of various chemical based products)	56,900	3,929,546
		5,639,707
Finland 1.8%
Nokia Oyj (ADR) (Manufacturer of telecommunication networks and equipment)	281,000	4,068,880
Stora Enso Oyj "R" (Manufacturer of paper and paper products)	185,000	2,604,804
UPM-Kymmene Oyj* (Manufacturer of paper and paper products)	74,400	2,942,599
		9,616,283
France 15.3%
Air Liquide SA (Producer of industrial gases)	16,880	2,609,521
Air Liquide SA (Rights) (Producer of industrial gases)	16,880	326,190
Autoroutes du Sud de la France* (Developer and operator of toll roads)	202,885	5,536,095
Aventis SA (Manufacturer of life science products)	151,073	10,755,477
Axa (Provider of insurance)	175,943	3,233,210
BNP Paribas SA (Provider of banking services)	141,557	7,865,753
Credit Lyonnais SA (Provider of diversified banking services)	121,367	5,226,504
Dassault Systemes SA (Designer, manufacturer and engineer of software products)	5,119	234,919
Groupe Danone* (Producer of food products worldwide)	49,091	6,780,505
Pechiney SA "A" (Manufacturer of aluminum products as well as other specialty metals)	31,595	1,449,943
Publicis Groupe* (Provider of various advertising services)	82,169	2,278,824
Sanofi-Synthelabo SA (Manufacturer of health care products and medical and surgical equipment)	61,948	3,786,421
Schneider Electric SA (Manufacturer of electronic components and automated manufacturing systems)	148,453	8,020,617
Suez SA (Builder of water treatment plants)	266,025	7,127,006
TotalFinaElf SA (Producer of oil and natural gas)	108,439	17,689,201
		82,920,186
Germany 4.7%
Allianz AG (Provider of multi-line insurance services)	19,839	3,992,166
Altana AG (Developer and manufacturer of pharmaceutical, diagnostic and chemical products)	45,506	2,302,819
BASF AG (Producer of chemical products)	62,761	2,923,791
Bayer AG (Producer of chemical products)	116,190	3,700,792
Bayerische Hypo-Und Vereinsbank AG (Provider of banking services)	66,755	2,125,565
Deutsche Telekom AG (Registered) (Provider of telecommunication services)	236,416	2,233,237
E.On AG (Distributor of oil and chemicals)	47,708	2,792,956
SAP AG (Manufacturer of computer software)	24,954	2,476,060
Siemens AG (Manufacturer of electrical and electronic equipment)	48,864	2,945,481
		25,492,867
Italy 3.8%
ENI SpA (Provider of oilfield and engineering services)	552,200	8,821,515
Riunione Adriatica di Sicurta SpA (Provider of insurance services)	306,950	4,139,120
Telecom Italia SpA (Provider of telecommunication services)	517,550	4,072,362
UniCredito Italiano SpA (Provider of commercial banking services)	800,100	3,636,057
		20,669,054
Japan 15.7%
Asahi Glass Co., Ltd. (Manufacturer of a variety of glass products)	392,000	2,516,754
Bridgestone Corp. (Manufacturer of automobile tires)	283,000	3,908,676
Canon, Inc. (Producer of visual image and information equipment)	169,000	6,408,320
Fujitsu Ltd. (Manufacturer of computers)	555,000	3,883,815
Honda Motor Co., Ltd. (Manufacturer of motorcycles, automobiles and power products)	134,300	5,463,508
Ito-Yokado Co., Ltd. (Operator of leading supermarkets)	52,000	2,611,644
Matsushita Electric Industrial Co., Ltd. (Manufacturer of consumer electronic products)	287,000	3,927,887
Mitsubishi Corp. (Operator of a general trading company)	485,000	3,519,818
Mitsui & Co., Ltd. (Operator of a general trading company)	610,000	4,095,091
Mitsui Fudosan Co., Ltd. (Provider of real estate services)	451,000	4,001,674
Nintendo Co., Ltd. (Manufacturer of game equipment)	28,000	4,136,776
Nissan Motor Co., Ltd. (Manufacturer of motor vehicles)	912,000	6,336,249
Nomura Holdings, Inc. (Provider of financial services)	452,000	6,659,021
Sankyo Co., Ltd. (Producer of ethical drugs)	174,000	2,374,084
Sega Corp.* (Maker of commercial amusement equipment)	130,000	3,133,972
Sharp Corp. (Manufacturer of consumer and industrial electronics)	196,000	2,497,066
Sony Corp. (Manufacturer of consumer electronic products)	118,300	6,268,271
Sumitomo Mitsui Banking Corp. (Provider of banking services)	511,000	2,502,281
Takeda Chemical Industries Ltd. (Manufacturer of pharmaceutical products)	69,000	3,038,045
Toyota Motor Corp. (Manufacturer of diversified automotive products)	209,600	5,579,274
Yamanouchi Pharmaceutical Co., Ltd. (Manufacturer of a wide variety of pharmaceuticals)	95,000	2,473,109
		85,335,335
Korea 2.9%
Hyundai Motor Co., Ltd. (Manufacturer of automobiles)	32,880	988,040
Kookmin Bank (Provider of commercial banking services)	121,900	5,917,672
POSCO (Manufacturer of steel)	15,620	1,733,392
Samsung Electronics Co., Ltd. (Manufacturer of electronic parts)	26,300	7,192,602
		15,831,706
Mexico 0.7%
Cemex SA de CV (ADR) (Producer of concrete and cement)	54,557	1,438,123
Grupo Financiero BBVA Bancomer SA de CV* (Provider of banking and financial services)	3,148,500	2,569,495
		4,007,618
Netherlands 4.8%
ASML Holding NV* (Developer of photolithography projection systems)	103,700	1,649,427
DSM NV* (Manufacturer of chemicals)	57,200	2,666,996
Gucci Group NV (ADR) (Designer and producer of personal luxury accessories and apparel)	52,800	4,995,408
Heineken NV (Producer of alcoholic beverages)	35,000	1,543,345
Koninklijke Ahold NV (Operator of a major supermarket chain)	120,500	2,546,757
Reed Elsevier NV (Publisher of scientific, professional, business and consumer information books)	156,900	2,148,439
TPG NV (Provider of transportation services)	238,400	5,409,951
VNU NV (Provider of publishing services)	178,900	4,995,228
		25,955,551
Spain 3.8%
Banco Bilbao Vizcaya Argentaria SA (Provider of commercial banking services)	463,500	5,265,943
Banco Popular Espanol SA (Provider of retail banking services)	127,600	5,668,376
Industria de Diseno Textil SA* (Manufacturer and retailer of apparel)	199,400	4,230,130
Telefonica SA* (Provider of telecommunication services)	668,856	5,641,212
		20,805,661
Sweden 0.3%
Assa Abloy AB "B" (Manufacturer of security locks)	123,800	1,751,530
Switzerland 8.4%
Adecco SA (Provider of personnel and temporary employment)	46,200	2,754,671
Credit Suisse Group* (Provider of universal banking services)	79,171	2,523,155
Holcim Ltd. "B"* (Producer of building materials)	10,817	2,491,573
Nestle SA (Registered) (Producer and seller of food products)	34,150	7,992,749
Novartis AG (Manufacturer of pharmaceutical and nutrition products)	390,789	17,251,545
Swiss Re (Registered) (Provider of reinsurance, insurance and banking services)	41,544	4,077,062
Syngenta AG* (Producer of seeds and chemicals)	58,408	3,523,941
UBS AG* (Registered) (Provider of commercial and investment banking services)	101,514	5,124,999
		45,739,695
Taiwan 0.9%
Hon Hai Precision Industry Co., Ltd. (Manufacturer of electronic products)	72	294
Taiwan Semiconductor Manufacturing Co.* (Manufacturer of integrated circuits and other semiconductor devices)	1,138,940	2,318,106
United Microelectronics Corp. (Manufacturer of integrated circuits)	1,925,500	2,311,061
		4,629,461
United Kingdom 20.2%
BAA PLC (Owner and operator of airports)	368,452	3,377,526
Barclays PLC (Provider of commercial and investment banking services)	681,594	5,757,790
BP PLC (Exporter and producer of oil and natural gas)	1,821,360	15,358,131
Brambles Industries PLC (Provider of material handling and industrial services)	854,840	4,294,183
British Sky Broadcasting Group PLC (Provider of broadcast and entertainment services)	518,493	4,990,965
Compass Group PLC (Operator of an international food service group)	352,158	2,144,922
GlaxoSmithKline PLC (Developer of vaccines and health-related consumer products)	489,396	10,620,076
National Grid Group PLC (Operator of electricity and telecom networks)	345,277	2,462,320
Reckitt Benkiser PLC (Manufacturer of household, toiletry, pharmaceutical and food products)	203,275	3,661,436
Reed Elsevier PLC (Publisher of scientific, professional, business and consumer information books)	296,680	2,830,842
Royal Bank of Scotland Group PLC (Provider of a wide range of financial services)	416,375	11,851,916
Scottish & Southern Energy PLC (Distributor of electric power)	712,688	7,078,400
Shell Transport & Trading PLC (Provider of oil and gas)	1,799,178	13,629,198
Six Continents PLC (Operator of an international hospitality and leisure group)	128,417	1,309,826
Tesco PLC (Operator of food stores)	1,491,701	5,444,539
Vodafone Group PLC (Provider of mobile telecommunication services)	10,668,601	14,694,031
		109,506,101
Total Common Stocks (Cost $463,078,407)		475,789,311
Warrants 0.0%
France
Cap Gemini SA* (Provider of computer consulting services) (Cost $78,236)	34,156	1,017

Cash Equivalents 12.3%
Scudder Cash Management QP Trust, 1.93% (b) (Cost $66,664,593)	66,664,593	66,664,593
Total Investment Portfolio - 100.0% (Cost $529,821,236) (a)		542,454,921

* Non-income producing security.
(a) The cost for federal income tax purposes was $532,395,433. At June 30, 2002, net unrealized appreciation for all securities based on tax cost was $10,059,488. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $41,395,931 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $31,336,443.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Purchases and sales of investment securities (excluding short-term investments), for the six months ended June 30, 2002, aggregated $316,714,492 and $318,749,780, respectively.

At December 31, 2001, the International Portfolio had a net tax basis capital loss carryforward of approximately $133,060,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2009, the expiration date.

From November 1, 2001 through December 31, 2001, the International Portfolio incurred approximately $17,769,000 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Statements

International Portfolio

Statement of Assets and Liabilities as of June 30, 2002 (Unaudited)
Assets
Investments in securities, at value (cost $529,821,236)	$ 542,454,921
Receivable for investments sold	7,345,233
Dividends receivable	1,007,291
Interest receivable	69,446
Receivbale for Portfolio shares sold	16,863
Foreign taxes recoverable	887,221
Total assets	551,780,975
Liabilities
Due to custodian bank	819,075
Payable for investments purchased	4,670,096
Payable for Portfolio shares redeemed	11,810,013
Accrued management fee	375,824
Other accrued expenses and payables	204,042
Total liabilities	17,879,050
Net assets, at value	$ 533,901,925
Net Assets
Net assets consist of: Undistributed net investment income	1,786,847
Net unrealized appreciation (depreciation) on: Investments	12,633,685
Foreign currency related transactions	93,373
Accumulated net realized gain (loss)	(197,061,294)
Paid-in capital	716,449,314
Net assets, at value	$ 533,901,925
Net Asset Value
Class A Net Asset Value, offering and redemption price per share ($528,124,169 / 68,938,054 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 7.66
Class B Net Asset Value, offering and redemption price per share ($5,777,756 / 755,101 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 7.65

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2002 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $815,727)	$ 5,237,259
Interest	672,923
Total Income	5,910,182
Expenses: Management fee	2,342,564
Custodian fees	156,066
Accounting fees	198,112
Distribution service fees (Class B)	5,440
Auditing	14,080
Legal	11,145
Trustees' fees and expenses	6,071
Reports to shareholders	9,985
Registration fees	3,534
Other	18,032
Total expenses	2,765,029
Net investment income (loss)	3,145,153
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(41,530,160)
Foreign currency related transactions	1,447,250
(40,082,910)
Net unrealized appreciation (depreciation) during the period on: Investments	31,989,842
Foreign currency related transactions	(1,068,265)
30,921,577
Net gain (loss) on investment transactions	(9,161,333)
Net increase (decrease) in net assets resulting from operations	$ (6,016,180)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2002 (Unaudited)	Year Ended December 31, 2001
Operations: Net investment income (loss)	$ 3,145,153	$ 4,018,092
Net realized gain (loss) on investment transactions	(40,082,910)	(154,544,615)
Net unrealized appreciation (depreciation) on investment transactions during the period	30,921,577	(35,945,231)
Net increase (decrease) in net assets resulting from operations	(6,016,180)	(186,471,754)
Distributions to shareholders from: Net investment income: Class A	(3,979,977)	(2,533,964)
Class B	(25,865)	(1,002)
Net realized gains: Class A	-	(118,779,550)
Class B	-	(132,698)
Portfolio share transactions: Class A Proceeds from shares sold	3,006,077,121	7,467,638,462
Reinvestment of distributions	3,979,977	121,313,514
Cost of shares redeemed	(2,984,744,899)	(7,488,719,564)
Net increase (decrease) in net assets from Class A share transactions	25,312,199	100,232,412
Class B Proceeds from shares sold	2,894,538	4,045,454
Reinvestment of distributions	25,865	133,700
Cost of shares redeemed	(168,381)	(1,183,287)
Net increase (decrease) in net assets from Class B share transactions	2,752,022	2,995,867
Increase (decrease) in net assets	18,042,199	(204,690,689)
Net assets at beginning of period	515,859,726	720,550,415
Net assets at end of period (including undistributed net investment income of $1,786,847 and $2,647,536, respectively)	$ 533,901,925	$ 515,859,726
Other Information
Class A Shares outstanding at beginning of period	63,646,512	50,467,229
Shares sold	387,446,351	781,961,786
Shares issued to shareholders in reinvestment of distributions	507,650	11,870,206
Shares redeemed	(382,662,459)	(780,652,709)
Net increase (decrease) in Portfolio shares	5,291,542	13,179,283
Shares outstanding at end of period	68,938,054	63,646,512
Class B Shares outstanding at beginning of period	400,769	53,819
Shares sold	372,131	462,331
Shares issued to shareholders in reinvestment of distributions	3,304	13,134
Shares redeemed	(21,103)	(128,515)
Net increase (decrease) in Portfolio shares	354,332	346,950
Shares outstanding at end of period	755,101	400,769

The accompanying notes are an integral part of the financial statements.

Financial Highlights

International Portfolio

Class A(a)

Years Ended December 31,	2002[b]	2001	2000	1999	1998	1997
Selected Per Share Data
Net asset value, beginning of period	$ 8.05	$ 14.26	$ 20.34	$ 14.56	$ 14.11	$ 13.25
Income (loss) from investment operations: Net investment income[c]	.04	.06	.08	.12[d]	.13	.14
Net realized and unrealized gain (loss) on investment transactions	(.37)	(3.97)	(4.24)	7.17	2.29	1.04
Total from investment operations	(.33)	(3.91)	(4.16)	7.29	2.42	1.18
Less distributions from: Net investment income	(.06)	(.05)	(.09)	(.02)	(.26)	(.21)
Net realized gains on investment transactions	-	(2.25)	(1.83)	(1.49)	(1.71)	(.11)
Total distributions	(.06)	(2.30)	(1.92)	(1.51)	(1.97)	(.32)
Net asset value, end of period	$ 7.66	$ 8.05	$ 14.26	$ 20.34	$ 14.56	$ 14.11
Total Return (%)	(4.09)**	(30.86)	(21.70)	54.51	18.49	9.07
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	528	513	720	874	509	427
Ratio of expenses before expense reductions (%)	1.01*	1.01[f]	.96	1.03	1.04	1.00
Ratio of expenses after expense reductions (%)	1.01*	1.00[f]	.96	1.03	1.04	1.00
Ratio of net investment income (loss) (%)	1.16*	.64	.48	.76	.90	.94
Portfolio turnover rate (%)	135*	105	79	86	71	61

Class B

Years Ended December 31,	2002[b]	2001	2000	1999	1998	1997[e]
Selected Per Share Data
Net asset value, beginning of period	$ 8.03	$ 14.19	$ 20.24	$ 14.51	$ 14.08	$ 13.76
Income (loss) from investment operations: Net investment income[c]	.03	.05	.04	.08[d]	.10	.00[g]
Net realized and unrealized gain (loss) on investment transactions	(.37)	(3.94)	(4.22)	7.14	2.29	.32
Total from investment operations	(.34)	(3.89)	(4.18)	7.22	2.39	.32
Less distributions from: Net investment income	(.04)	(.02)	(.04)	-	(.25)	-
Net realized gains on investment transactions	-	(2.25)	(1.83)	(1.49)	(1.71)	-
Total distributions	(.04)	(2.27)	(1.87)	(1.49)	(1.96)	-
Net asset value, end of period	$ 7.65	$ 8.03	$ 14.19	$ 20.24	$ 14.51	$ 14.08
Total Return (%)	(4.22)**	(30.81)	(21.89)	54.13	18.28	2.33**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	3.77		.69	.37	.35
Ratio of expenses before expense reductions (%)	1.26*	1.26[f]	1.21	1.28	1.28	1.24*
Ratio of expenses after expense reductions (%)	1.26*	1.25[f]	1.21	1.28	1.28	1.24*
Ratio of net investment income (loss) (%)	.91*	.39	.23	.53	.69	(.00)h*
Portfolio turnover rate (%)	135*	105	79	86	71	61

a On May 8, 1997, existing shares were designated as Class A shares.
b For the six months ended June 30, 2002 (Unaudited).
c Based on average shares outstanding during the period.
d Net investment income per share includes non-recurring dividend income amounting to $.03 per share.
e For the period May 8, 1997 (commencement of sales of Class B shares) to December 31, 1997.
f The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.00% and 1.00%, and 1.25% and 1.25% for Class A and Class B, respectively.
g Amount shown is less than $.005.
h Amount shown is less than .005%.
* Annualized ** Not annualized

Portfolio Management Discussion June 30, 2002

Health Sciences Portfolio

While it was disappointing to see negative returns, the portfolio's diversified, defensive approach worked well in the first half of 2002 to reduce losses caused by an exceptionally volatile investing environment. Many biotechnology stocks suffered sharp declines as investor sentiment turned sour amid news about short-term earnings and regulatory setbacks at several high-profile firms. The Food and Drug Administration (FDA) generally:

• took more time to review new drugs, emphasizing safety first,

• rejected more applications and

• more thoroughly scrutinized drug manufacturing operations.

Overall, these actions raised concerns about growth prospects at biotechnology and drug discovery companies. During the first half, we boosted the portfolio's weighting in health care services stocks to the highest weighting since the portfolio began operations last year. In the coming months, we believe health care services, particularly hospitals, remain well positioned to provide stronger relative returns than the overall stock market.

While the first six months of 2002 have been weak, over the long term the nation's demographic picture clearly favors health care investors. Between now and 2045, according to the U.S. Census Bureau, the number of people age 65 and older in the U.S. population is expected to more than double from less than 35 million (one in seven persons) to nearly 80 million (one in four persons). This will clearly be a catalyst for continued demand for hospitals, managed care, medical devices and supplies, pharmaceuticals and biotechnology products. Our goal will be to determine which companies are best prepared to profitably succeed in an increasingly competitive and global industry environment and an increasingly complex U.S. regulatory framework.

James E. Fenger Leefin Lai
Co-Manager Co-Manager

Performance Update June 30, 2002

Health Sciences Portfolio

Growth of an Assumed $10,000 Investment
-- Health Sciences Portfolio -- S&P 500 Index

The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Quarterly periods ended June 30

Comparative Results
		1-Year	Life of Portfolio*
Health Sciences Portfolio	Growth of $10,000	$8,036	$8,430
	Average annual total return	-19.64%	-13.71%
S&P 500 Index	Growth of $10,000	$8,201	$8,055
	Average annual total return	-17.99%	-16.92%

* The Fund commenced operations on May 1, 2001. Index comparisons begin April 30, 2001.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns would have been lower if the Portfolio's expenses were not maintained.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Portfolio Summary June 30, 2002

Health Sciences Portfolio

Asset Allocation	6/30/02	12/31/01

Common Stocks	98%	89%
Cash Equivalents	2%	11%
	100%	100%

Diversification (Excludes Cash Equivalents)	6/30/02	12/31/01

Health Care Services	31%	20%
Major Pharmaceuticals	17%	16%
Medical Devices & Supplies	15%	15%
Large Cap Biotechnology	13%	14%
Small Cap Biotechnology	11%	16%
Specialty Pharmaceuticals	11%	12%
Life Science Instruments & Reagents	2%	6%
Diversified Manufacturing	-	1%
	100%	100%

Ten Largest Equity Holdings at June 30, 2002 (37.2% of Portfolio)
1. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and non-prescription self-medications	5.6%
2. Abbott Laboratories Developer of health care products	5.1%
3. HCA, Inc. Operator of hospitals and health care facilities	4.9%
4. Wyeth Manufacturer of pharmaceuticals and health care products	4.7%
5. Tenet Healthcare Corp. Operator of specialty and general hospitals	3.6%
6. Caremark Rx, Inc. Provider of pharmaceutical services	2.9%
7. Genentech, Inc. Developer and discoverer of human pharmaceuticals	2.6%
8. Forest Laboratories, Inc. Developer, manufacturer, and seller of branded and generic forms of ethical drugs products	2.6%
9. Triad Hospitals, Inc. Provider of health care services through its ambulatory surgery centers	2.6%
10. Phaemacia Corp. Researcher of biotechnology developments	2.6%

Asset allocation, diversification and holdings are subject to change.

A quarterly summary and portfolio holdings are available upon request.

Investment Portfolio as of June 30, 2002 (Unaudited)

Health Sciences Portfolio

	Shares	Value ($)
Common Stocks 98.3%
Health 98.3%
Health Care Services 30.5%
Aetna, Inc.	7,500	359,775
AmerisourceBergen Corp.	16,100	1,223,600
Anthem, Inc.	15,400	1,039,192
Caremark Rx, Inc.*	122,600	2,022,900
HCA, Inc.	71,500	3,396,250
Laboratory Corp. of America Holdings	16,300	744,095
McKesson Corp.	37,200	1,216,440
Priority Health Corp. "B"*	27,300	641,550
Province Healthcare Co.*	69,550	1,555,138
Quest Diagnostics, Inc.	10,400	894,920
Tenet Healthcare Corp.*	34,900	2,497,095
Triad Hospitals, Inc.*	42,300	1,792,674
UnitedHealth Group, Inc.	9,600	878,880
Universal Health Services, Inc. "B"	35,700	1,749,300
Wellpoint Health Networks, Inc.	13,900	1,081,559
		21,093,368
Large Cap Biotechnology 12.9%
Amgen, Inc.*	38,500	1,612,380
Biogen, Inc.*	23,600	977,748
Genentech, Inc.*	54,000	1,809,000
Genzyme Corp. (General Division)	31,300	602,212
Gilead Sciences, Inc.	47,900	1,574,952
IDEC Pharmaceuticals Corp.	37,700	1,336,465
MedImmune, Inc.*	37,700	995,280
		8,908,037
Life Science Instruments & Reagents 2.4%
Charles River Laboratories International, Inc.*	46,700	1,636,835
Major Pharmaceuticals 16.8%
Aventis SA	15,300	1,089,267
Eli Lilly & Co.	22,000	1,240,800
Pfizer, Inc.	111,600	3,906,000
Pharmacia Corp.	47,400	1,775,130
Sanofi-Synthelabo SA	5,500	336,174
Wyeth	63,800	3,266,560
		11,613,931
Medical Devices & Supplies 14.3%
Abbott Laboratories	92,800	3,493,921
Baxter International, Inc.	28,800	1,280,160
Biomet, Inc.	44,900	1,217,688
Boston Scientific Corp.	11,600	340,112
Diagnostic Products Corp.	18,300	677,100
Johnson & Johnson	16,900	883,194
Medtronic, Inc.	21,300	912,705
Zimmer Holdings, Inc.*	30,700	1,094,762
		9,899,642
Small Cap Biotechnology 10.4%
Celgene Corp.*	32,700	500,310
Celltech Group PLC*	65,200	518,850
Cephalon, Inc.*	25,000	1,130,000
Enzon, Inc.*	18,000	442,980
ICOS Corp.*	11,100	188,256
ILEX Oncology, Inc.	34,400	484,696
Inspire Pharmaceuticals, Inc.*	36,800	141,680
InterMune, Inc.	48,700	1,027,570
Neurocrine Biosciences, Inc.*	29,600	848,040
NPS Pharmaceuticals, Inc.*	52,200	799,704
OSI Pharmaceuticals, Inc.*	20,000	480,400
Transkaryotic Therapies, Inc.*	18,700	674,135
		7,236,621
Specialty Pharmaceuticals 11.0%
Altana AG	16,100	814,736
Biovail Corp.	21,400	619,744
Forest Laboratories, Inc.	25,500	1,805,400
ICN Pharmaceuticals, Inc.	27,800	673,038
King Pharmaceuticals, Inc.	62,033	1,380,234
Kyorin Pharmaceutical Co., Ltd.	23,000	556,397
Pharmaceutical Resources, Inc.*	33,100	919,518
SICOR, Inc.*	44,400	823,176
		7,592,243
Total Common Stocks (Cost $78,729,177)		67,980,677

Cash Equivalents 1.7%
Scudder Cash Management QP Trust, 1.93% (b) (Cost $1,171,440)	1,171,440	1,171,440
Total Investment Portfolio - 100.0% (Cost $79,900,617 ) (a)		69,152,117

* Non-income producing security.
(a) The cost for federal income tax purposes was $79,930,759. At June 30, 2002, net unrealized depreciation for all securities based on tax cost was $10,778,642. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,070,852 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $13,849,494.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Purchases and sales of investment securities (excluding short-term investments), for the six months ended June 30, 2002, aggregated $45,471,894 and $13,415,720, respectively.

At December 31, 2001, the Health Sciences Portfolio had a net tax basis capital loss carryforward of approximately $305,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2009, the expiration date.

From November 1, 2001 through December 31, 2001, the Health Sciences Portfolio incurred approximately $22,400 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Health Sciences Portfolio

Statement of Assets and Liabilities as of June 30, 2002 (Unaudited)
Assets
Investments in securities, at value (cost $79,900,617)	$ 69,152,117
Cash	10,000
Receivable for investments sold	1,009,030
Dividends receivable	7,133
Interest receivable	3,384
Receivable for Portfolio shares sold	28,135
Other	3,608
Total assets	70,213,407
Liabilities
Payable for investments purchased	426,797
Payable for Portfolio shares redeemed	81
Accrued management fee	58,385
Other accrued expenses and payables	13,242
Total liabilities	498,505
Net assets, at value	$ 69,714,902
Net Assets
Net assets consist of: Accumulated net investment loss	(101,421)
Net unrealized appreciation (depreciation) on: Investments	(10,748,500)
Foreign currency related transactions	1,585
Accumulated net realized gain (loss)	(3,303,071)
Paid-in capital	83,866,309
Net assets, at value	$ 69,714,902
Net Asset Value
Net Asset Value, offering and redemption price per share ($69,714,902 / 8,265,980 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 8.43

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2002 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $4,303)	$ 159,464
Interest	34,759
Total Income	194,223
Expenses: Management fee	257,054
Custodian fees	6,499
Accounting fees	17,864
Auditing	8,496
Legal	1,351
Trustees' fees and expenses	1,921
Reports to shareholders	2,459
Total expenses	295,644
Net investment income (loss)	(101,421)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(2,790,051)
Foreign currency related transactions	(7,026)
(2,797,077)
Net unrealized appreciation (depreciation) during the period on: Investments	(13,243,710)
Foreign currency related transactions	4,204
(13,239,506)
Net gain (loss) on investment transactions	(16,036,583)
Net increase (decrease) in net assets resulting from operations	$ (16,138,004)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2002 (Unaudited)	For the Period May 1, 2001 (commencement of operations) to December 31, 2001
Operations: Net investment income (loss)	$ (101,421)	$ (31,118)
Net realized gain (loss) on investment transactions	(2,797,077)	(508,855)
Net unrealized appreciation (depreciation) on investment transactions during the period	(13,239,506)	2,492,591
Net increase (decrease) in net assets resulting from operations	(16,138,004)	1,952,618
Portfolio share transactions: Proceeds from shares sold	33,581,352	54,604,262
Cost of shares redeemed	(3,706,698)	(1,078,628)
Net increase (decrease) in net assets from Portfolio share transactions	29,874,654	53,525,634
Increase (decrease) in net assets	13,736,650	55,478,252
Net assets at beginning of period	55,978,252	500,000
Net assets at end of period (including accumulated net investment loss of $101,421 at June 30, 2002)	$ 69,714,902	$ 55,978,252
Other Information
Shares outstanding at beginning of period	5,257,558	50,000
Shares sold	3,407,263	5,315,141
Shares redeemed	(398,841)	(107,583)
Net increase (decrease) in Portfolio shares	3,008,422	5,207,558
Shares outstanding at end of period	8,265,980	5,257,558

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Health Sciences Portfolio

	2002[a]	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.65	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[c]	(.01)	(.02)
Net realized and unrealized gain (loss) on investment transactions	(2.21)	.67
Total from investment operations	(2.22)	.65
Net asset value, end of period	$ 8.43	$ 10.65
Total Return (%)	(20.85)**	6.50d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	70	56
Ratio of expenses before expense reductions (%)	.86*	1.40*
Ratio of expenses after expense reductions (%)	.86*	.95*
Ratio of net investment income (loss) (%)	(.30)*	(.25)*
Portfolio turnover rate (%)	41*	34*

a For the six months ended June 30, 2002 (Unaudited).
b For the period May 1, 2001 (commencement of operations) to December 31, 2001.
c Based on average shares outstanding during the period.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Variable Series I (the "Fund") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, registered management investment company organized as a Massachusetts business trust. The Fund is a series fund consisting of eight diversified portfolios: Money Market Portfolio, Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, 21st Century Growth Portfolio, Global Discovery Portfolio and International Portfolio, and one non-diversified portfolio: Health Sciences Portfolio (individually or collectively hereinafter referred to as a "Portfolio" or the "Portfolios"). The Fund is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers one class of shares for the Money Market Portfolio and two classes of shares (Class A shares and Class B shares) for each of the other Portfolios. Class B shares are subject to a Rule 12b-1 fees under the 1940 Act, equal to an annual rate of up to 0.25% of the average daily net assets value of the Class B shares of the applicable Portfolio. Class A shares are not subject to such fees. Class B shares for certain Portfolios have not been funded, and thus are not shown in these financial statements.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class (including the applicable 12b-1 fee). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of the financial statements for its Portfolios.

Security Valuation. The Money Market Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Securities in each of the remaining Portfolios are valued in the following manner:

Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (U.S. or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Foreign Currency Translations. The books and records of the Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). A portfolio may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, a portfolio is required to deposit with a financial intermediary an amount (``initial margin'') equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (``variation margin'') are made or received by a portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by a portfolio. When entering into a closing transaction, a portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit a portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, a portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. A portfolio may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, a portfolio gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

The Global Discovery Portfolio and International Portfolio entered into forward currency exchange contracts during the six months ended June 30, 2002.

Mortgage Dollar Rolls. The Bond Portfolio and Balanced Portfolio may enter into mortgage dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The Portfolio receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase or, alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Portfolio is able to repurchase them.

The Bond Portfolio and Balanced Portfolio entered into mortgage dollar rolls during the six months ended June 30, 2002.

When-Issued/Delayed Delivery Securities. Each Portfolio may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Portfolio enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place. At the time the Portfolio enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. Each Portfolio is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended. It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares. Accordingly, the Portfolios paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of the Money Market Portfolio is declared as a daily dividend and is distributed to shareholders monthly. All other Portfolios will declare and distribute dividends from their net investment income, if any, in April, although additional distributions may be made if necessary. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Portfolio if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in forward currency contracts, passive foreign investment companies, post October loss deferrals, non-taxable distributions, certain securities sold at a loss and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

At December 31, 2001, the Portfolios' components of distributable earnings on a tax-basis are as follows:

Portfolio	Undistributed ordinary income*	Undistributed net long-term capital gains	Capital loss carryforwards	Unrealized gain (loss) on investments
Money Market Portfolio	$ -	$ -	$ 7,200	$ -
Bond Portfolio	8,354,473	-	3,776,000	(1,168,494)
Balanced Portfolio	4,157,711	-	13,346,000	13,164,416
Growth and Income Portfolio	1,578,675	-	12,650,000	6,411,255
Capital Growth Portfolio	2,188,549	-	18,038,000	(11,229,105)
21st Century Growth Portfolio	-	-	13,382,000	3,185,757
Global Discovery Portfolio	-	-	24,864,000	(8,339,149)
International Portfolio	3,818,719	-	133,060,000	(25,505,256)
Health Sciences Portfolio	-	-	305,000	2,316,422

In addition, during the year ended December 31, 2001 the tax character of distributions paid by the Portfolios are summarized as follows:

Portfolio	Distributions from ordinary income*	Distributions from long-term capital gains
Money Market Portfolio	$ (4,834,222)	$ -
Bond Portfolio	(6,205,341)	-
Balanced Portfolio	(4,704,742)	(7,232,663)
Growth and Income Portfolio	(2,209,728)	(4,219,419)
Capital Growth Portfolio	(11,450,868)	(108,640,499)
21st Century Growth Portfolio	-	-
Global Discovery Portfolio	-	(2,840,073)
International Portfolio	(2,534,966)	(118,912,248)
Health Sciences Portfolio	-	-

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Expenses. Each Portfolio is charged for those expenses which are directly attributable to it, such as management fees and custodian fees, while other expenses (reports to shareholders, legal and audit fees) are allocated among the Portfolios.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Ownership of the Portfolios

At the end of the period, the beneficial ownership in the Portfolios was as follows:

Money Market Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding shares of the Portfolio, each owning 49% and 25%, respectively.

Bond Portfolio: Four Participating Insurance Companies were owners of record of 10% or more of the total outstanding shares of the Portfolio, each owning 35%, 17%, 15% and 11%, respectively.

Balanced Portfolio: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding shares of the Portfolio, each owning 42%, 34% and 16%, respectively.

Growth and Income Portfolio: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 27%, 24% and 24%, respectively. One Participating Insurance Company was owner of record of 95% of the total outstanding Class B shares of the Portfolio.

Capital Growth Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 56% and 14%, respectively. One Participating Insurance Company was owner of record of 100% of the total outstanding Class B shares of the Portfolio.

21st Century Growth Portfolio: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 61%, 21% and 11%, respectively. One Participating Insurance Company was owner of record of 100% of the total outstanding Class B shares of the Portfolio.

Global Discovery Portfolio: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 52%, 29% and 11%, respectively. One Participating Insurance Company was owner of record of 98% of the total outstanding Class B shares of the Portfolio.

International Portfolio: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 30%, 18% and 11%, respectively. One Participating Insurance Company was owner of record of 90% of the total outstanding Class B shares of the Portfolio.

Health Sciences Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding shares of the Portfolio, each owning 72% and 27%, respectively.

C. Related Parties

On April 5, 2002, 100% of Zurich Scudder Investments, Inc. ("ZSI"), was acquired by Deutsche Bank AG with the exception of Threadneedle Investments in the U.K. Upon the closing of this transaction, ZSI became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"). Effective April 5, 2002, the investment management agreements with ZSI were terminated and DeIM became the investment advisor for the Fund. The Investment Management Agreement (the "Management Agreement") is the same in all material respects as the corresponding previous Management Agreement.

Under the Trust's management agreement with the Advisor, the Portfolios pay a monthly investment management fee, based on the average daily net assets of each Portfolio, payable monthly, at the annual rates shown below.

Portfolio	Annual Management Fee Rate
Money Market Portfolio	0.370%
Bond Portfolio	0.475%
Balanced Portfolio	0.475%
Growth and Income Portfolio	0.475%
21st Century Growth Portfolio	0.875%
Global Discovery Portfolio	0.975%

The Capital Growth Portfolio pays the Advisor a graduated investment management fee, based on the average daily net assets of the Portfolio, payable monthly, at the annual rates shown below:

Average Daily Net Assets of the Portfolio	Annual Management Fee Rate
first $500 million	0.475%
next $500 million	0.450%
over $1 billion	0.425%

For the six months ended June 30, 2002, the Capital Growth Portfolio incurred a management fee equivalent to an annualized effective rate of 0.465% of the Portfolio's average annual daily net assets.

The International Portfolio pays the Advisor a graduated investment management fee, based on the average daily net assets of the Portfolio, payable monthly, at the annual rates shown below:

Average Daily Net Assets of the Portfolio	Annual Management Fee Rate
first $500 million	0.875%
over $500 million	0.725%

For the six months ended June 30, 2002, the International Portfolio incurred a management fee equivalent to an annualized effective rate of 0.86% of the Portfolio's average annual daily net assets.

The Health Sciences Portfolio pays the Advisor a graduated investment management fee, based on the average daily net assets of the Portfolio, payable monthly, at the annual rates shown below:

Average Daily Net Assets of the Portfolio	Annual Management Fee Rate
first $250 million	0.750%
next $750 million	0.725%
next $1.5 billion	0.700%
next $2.5 billion	0.680%
next $2.5 billion	0.650%
next $2.5 billion	0.640%
next $2.5 billion	0.630%
over $12.5 billion	0.620%

For the six months ended June 30, 2002, the Health Sciences Portfolio incurred a management fee equivalent to an annualized effective rate of 0.75% of the Portfolio's average annual daily net assets.

Until May 1, 2003, the Advisor has agreed to maintain the expenses for the 21st Century Portfolio, the Global Discovery Portfolio and the Health Sciences Portfolio, excluding 12b-1 fees, to the extent necessary so that the Portfolios' expenses are maintained at 1.50%, 1.25% and 0.95%, respectively, of average daily net assets.

The Trustees authorized the Fund on behalf of each Portfolio to pay Scudder Fund Accounting Corp., a subsidiary of the Advisor, for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. Scudder Service Corporation, a subsidiary of the Advisor, is the transfer and shareholder service agent of the Fund.

In accordance with the Master Distribution Plan, Scudder Investor Services, Inc. ("SIS"), a subsidiary of the Advisor, receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, SIS remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. These fees are detailed in each Portfolio's statement of operations.

The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings. Allocated Trustees' fees and expenses for each Portfolio for the period ended June 30, 2002 are detailed in each Portfolio's statement of operations.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the ``QP Trust''), formerly Zurich Scudder Cash Management QP Trust, and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated Funds' investments in the QP Trust. Distributions from the QP Trust to the Portfolios are reflected as interest income on the Statement of Operations. The distributions for the six months ended June 30, 2002 were as follows:

Portfolio	Distribution ($)
Bond Portfolio	154,493
Balanced Portfolio	57,708
Growth and Income Portfolio	59,153
Capital Growth Portfolio	179,463
21st Century Growth Portfolio	39,313
Global Discovery Portfolio	13,677
International Portfolio	116,339
Health Sciences Portfolio	34,759

D. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.3 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based on net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Expense Off-Set Arrangements

The Money Market Portfolio, Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, 21st Century Growth Portfolio and Health Sciences Portfolio have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolios' expenses. During the six months ended June 30, 2002, the custodian fees were reduced as follows:

Portfolio	Custody Credits ($)
Money Market Portfolio	109
Bond Portfolio	172
Balanced Portfolio	27
Growth and Income Portfolio	21
Capital Growth Portfolio	21
21st Century Growth Portfolio	63
Health Sciences Portfolio	-

Shareholder Meeting Results

A Special Meeting of Shareholders of each portfolio of Scudder Variable Series I was held on March 28, 2002, at the office of Deutsche Investment Management Americas Inc. (formerly Zurich Scudder Investments, Inc.), Two International Place, Boston, MA 02110. At the meeting, the following matter was voted upon by the shareholders of each portfolio, voting separately (the resulting votes for each matter are presented below):

1. To approve a new investment management agreement for the portfolio with Deutsche Investment Management, Inc.

	Number of Votes:
Portfolio	Affirmative	Against	Abstain
Balanced Portfolio	13,683,797	321,602	466,107
Bond Portfolio	24,420,832	734,261	950,682
Capital Growth Portfolio	49,138,511	1,525,116	2,011,913
Global Discovery Portfolio	17,513,981	449,350	530,443
Growth and Income Portfolio	20,657,916	395,039	975,771
Health Sciences Portfolio	6,442,434	75,948	162,264
International Portfolio	54,093,540	1,349,260	2,335,108
Money Market Portfolio	128,972,748	12,147,102	2,702,336
21st Century Growth Portfolio	7,403,979	270,400	264,071

The following matter was voted upon the by the shareholders of International Portfolio only:

2. To approve a new sub-advisory agreement between the portfolio's investment manager and Deutsche Asset Management Investment Services Limited.

Number of Votes:
Affirmative	Against	Abstain
53,819,111	1,385,334	2,573,463

Notes

About the Fund's Advisor

On April 5, 2002, Zurich Scudder Investments (ZSI) was acquired by Deutsche Bank. Upon the closing of this transaction, ZSI became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc.

Deutsche Asset Management is the marketing name in the United States for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' view are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.